Filed with the Securities and Exchange Commission on February 22, 1999

                                        1933 Act Registration File No. 333-13593
                                                      1940 Act File No. 811-7853

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                        [ ]
                                     --------

         Post-Effective Amendment No.   3                                   [X]
                                     --------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.   5                                                  [X]
                      --------
                 (Check appropriate box or boxes.)

                         KALMAR POOLED INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

           BARLEY MILL HOUSE, 3701 KENNETT PIKE, GREENVILLE, DE 19807
               (Address of Principal Executive Offices)      (Zip Code)

                 with a copy of communications to:

                           Joseph V. Del Raso, Esquire
                               Pepper Hamilton LLP
                              3000 Two Logan Square
                               18th & Arch Streets
                             Philadelphia, PA 19103

         Registrant's Telephone Number, including Area Code:   (302) 658-7575
                                                               --------------

      FORD B. DRAPER, JR., PRESIDENT, BARLEY MILL HOUSE, 3701 KENNETT PIKE,
                              GREENVILLE, DE 19807
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)
         [ ] on ____ pursuant to paragraph (b)
         [X] 60 days after filing pursuant to paragraph (a)(1) |_| on ____ pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on ____ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                    KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND

                         PROSPECTUS DATED APRIL 30, 1999


This prospectus offers shares of the Kalmar "Growth-with-Value" Small Cap Fund. The Fund seeks long-term capital appreciation by investing in small capitalization companies. Using the adviser's purposefully integrated "Growth-with-Value" investment philosophy, the Fund invests in companies which the adviser believes have the potential for significant business growth and capital appreciation, yet whose stocks, at the time of purchase, are trading at at least reasonable to preferably undervalued prices in the public trading markets. The adviser believes that its "Growth-with-Value" investment philosophy of purchasing promising, growing companies that may also be undervalued can result in both lower risk and higher return when compared to many other small company investment strategies.

Please read this prospectus before investing, and keep it on file for future reference. It gives important information about this mutual fund, including information on investment policies, risks and fees.


LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"), NOR HAS THE SEC DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO SUGGEST OTHERWISE.

TABLE OF CONTENTS                                                          PAGE


Investment and Performance Summary............................................3
Financial Highlights          ................................................6
Fund Performance              ................................................7
Adviser's Performance Record  ................................................7
Additional Investment and Risk Information....................................8
Fund Management               ................................................9
Pricing of Fund Shares        ...............................................10
How to Purchase Shares        ...............................................11
How to Redeem Shares          ...............................................12
Dividends & Distributions     ...............................................14
Tax Consequences              ...............................................14

                    KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND

                       INVESTMENT AND PERFORMANCE SUMMARY
                       ----------------------------------

INVESTMENT OBJECTIVE:

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY:

The Fund normally invests in a broad range of common stocks of small capitalization companies. Using its "Growth-with-Value" investment philosophy, the Fund's adviser, Kalmar Investment Advisers ("Kalmar"), seeks to invest in companies which it believes have the potential for significant business growth and capital appreciation, yet whose stocks, at the time of purchase, are trading at at least reasonable to preferably undervalued prices in the public trading markets.

Kalmar's investment philosophy INTEGRATES what it believes to be the best elements of creative growth company investing, with discriminating value-seeking investment discipline, all with a view toward longer-term ownership of the "good growth businesses" underlying its portfolio holdings. This investment philosophy is a primarily fundamentals-driven approach, with the goal of fewer, better investment decisions, for longer holding periods and larger gains. Kalmar views its "Growth-with-Value" philosophy as a relatively conservative approach to small company investing. Kalmar also believes that this approach can result in both lower risk AND higher rewards over the longer term when compared to the small company equity markets generally, or to the typical high-turnover "aggressive growth" or "emerging growth" investment styles of most other small company investment managers. By investing with a longer-term focus, and thereby limiting trading and portfolio turnover, the Fund seeks to generate higher long-term returns, to limit transaction costs and to increase tax efficiency for its shareholders.

The Fund's research/portfolio management team uses an independent, hands-on, fundamental, in-house-research-driven approach to their investment management decision-making. To identify solid, well managed, rapidly growing small capitalization companies that are suitable for investment, the Fund's portfolio managers perform both fundamental research and security analysis on a given company's publicly available financial information as well as in-depth business analysis on the company's competitive positioning and growth prospects. As an essential aspect of this, they engage in extensive and on-going management contact, visit company facilities, and make appropriate cross checks with customers, suppliers, competitors, etc., as well as with industry trade groups, consultants and such other "experts" as they deem appropriate. The portfolio management team, of course, also attempts to utilize the best information provided by Wall Street analysts and strategists to complement its in-house research and investment management decision making.

As a central ingredient in its investment philosophy and investment selection process, the Fund seeks to invest in promising smaller companies which meet its objectives for above average future business value growth, but which have not yet been fully recognized and exploited by other institutional small company investors. Such companies may be followed by relatively few securities analysts, and, therefore, may be inefficiently valued and available for purchase at undervalued prices. By investing in such companies over the longer-term, the Fund's investors can benefit both from their vigorous potential earnings and business value growth and also from the potential re-valuation upward of their securities as their business success attracts larger numbers of additional investors and greater "Wall Street" sponsorship over time.

PRINCIPAL RISKS AND SPECIAL CONSIDERATIONS:

(BULLET) The Fund may be appropriate for you if you want to focus on small capitalization stocks and are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns.

(BULLET) The Fund invests in common stocks which are subject to market, economic and business risks that will cause their prices to fluctuate over time. While common stocks have historically been a leading choice of long-term investors, stock prices may decline over short or even more extended periods. Therefore, the value of your investment in the Fund may go up and down, sometimes rapidly and unpredictably, and you could lose money.

(BULLET) A  preponderant  portion  of the  Fund's  investments  will be in small capitalization stocks. Investments in small capitalization stocks involve greater risks than investments in larger, more established companies, are more volatile, and may suffer significant losses as well as realize substantial gains. Further, the market for small capitalization stocks is generally less liquid than the markets for larger stocks, which can contribute to increased price volatility of such stocks.

PERFORMANCE SUMMARY:

The table below shows how the Fund's average annual total returns for the past calendar year and since inception (April 11, 1997) compare to those of the Russell 2000 Index (a widely recognized unmanaged index of small stocks) for the same periods. This table assumes reinvestments of dividends and distributions. Past performance is not necessarily an indicator of future results.


AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98

                                          1 YEAR             SINCE INCEPTION

Kalmar "Growth-with-Value"                (7.66)%                19.06%
Small Cap Fund

Russell 2000 Index                        (2.55)%                13.59%

The bar chart below shows the Fund's annual total return for the Fund's first full calendar year of operations. As with all mutual funds, past performance is not necessarily an indicator of how the Fund will perform in the future.

                            CHART (GRAPHIC OMITTED)

          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR TOTAL RETURN
--------------------------
1998 :   (7.66)%

Since Inception (April 11, 1997):

Best Quarter:       Quarter ended           9/30/97            23.59%
Worst Quarter:      Quarter ended           9/30/98           (20.59)%

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) on Purchases                        None
Maximum Deferred Sales Charge                                   None
Maximum Sales Charge on Reinvested Dividends                    None
Redemption Fee                                                  None
Exchange Fee                                                    None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fee                                         1.00%
Distribution and Service (12b-1) Fees                           None
OTHER EXPENSES                                                  0.24%
Total Annual Fund Operating Expenses                            1.24%


EXAMPLE


THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN SELL ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME OVER THE TIME PERIODS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD
BE:

            1 YEAR                3 YEARS           5 YEARS          10 YEARS
            $126                  $393              $681             $1,500

                              FINANCIAL HIGHLIGHTS

This financial highlights table is intended to help you understand the Fund's financial performance for the periods presented. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                               FOR THE PERIOD
                                                                        FOR THE FISCAL    APRIL 11, 1997(DAGGER)
                                                                          YEAR ENDED              THROUGH
                                                                       DECEMBER 31, 1998     DECEMBER 31, 1997
                                                                       -----------------  ----------------------

Net asset value at beginning of period........................               $13.70                $10.00
                                                                             ======                ======
INVESTMENT OPERATIONS
Net investment loss...........................................                (0.07)                (0.04)
Net realized and unrealized gain (loss) on investments........                (0.98)                 4.66
                                                                             ------                ------
      Total from investment operations........................                (1.05)                 4.62
                                                                             ------                ------
DISTRIBUTIONS
From net realized gain on investments.........................                --                    (0.57)
In excess of net realized gain on investments.................                --                    (0.35)
                                                                             ------                ------
      Total distributions.....................................                --                    (0.92)
                                                                             ------                ------
Net asset value at end of period..............................               $12.65                $13.70
                                                                             ======                ======
Total return..................................................              (7.66)%                46.35%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses(DOUBLE DAGGER)....................................                1.24%                1.25%*
   Net investment loss........................................              (0.52)%              (0.51)%*
PORTFOLIO TURNOVER RATE.......................................               27.41%                34.39%
Net assets at end of period (000 omitted).....................             $237,540              $226,706

              *  Annualized.

       (DAGGER)  Commencement of Operations.

(DOUBLE DAGGER)  Rodney  Square  Management  Corporation,  the Fund's prior  administrator  and accounting agent,  waived a portion of its  administration  and accounting fees for the period ended
                 December 31, 1997. If these expenses had been incurred by the Fund, the annualized  ratio of expenses to average daily net assets for the period ended December 31, 1997 would have been 1.32%.

                                FUND PERFORMANCE

The following table and line graph show the Fund's performance for the period April 11, 1997 through December 31, 1998 versus The Russell 2000 Index and The Lipper Small Cap Fund Index. The Russell 2000 is an unmanaged stock market index without any associated expenses, and its returns assume the reinvestment of all dividends. The Lipper Small Cap Fund Index is an unweighted index of mutual fund performance which consists of the average return of the 30 largest small cap funds. The Fund's past performance does not predict future results.


COMPARATIVE PERFORMANCE

                               INCEPTION TO DATE
TOTAL RETURN                  4/11/97 TO 12/31/98
------------                  -------------------
Kalmar Small Cap Fund                 +35.13%
Russell 2000 Index                    +24.60%
Lipper Small Cap Index                +24.94%


                    KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
GROWTH OF $10,000 VS. THE RUSSELL 2000 INDEX AND THE LIPPER SMALL CAP FUND INDEX

---------------------------------------
        AVERAGE ANNUAL RETURNS
                                Since*
                   1 Year     Inception
                 ---------    ---------
Fund              (7.66)%      19.06%
Russell 2000      (2.55)%      13.59%
Lipper
Small Cap         (0.85)%      13.77%
---------------------------------------

                          LINE GRAPH (GRAPHIC OMITTED)

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


            Kalmar Small Cap  Russell 2000  Lipper Small Cap
4/11/97          10,000          10,000         10,000
12/31/97         14,635          12,786         12,602
12/31/98         13,514          12,460         12,495

*  The Fund commenced operations on April 11, 1997.

--------------------------------------------------------------------------------
                          ADVISER'S PERFORMANCE RECORD
                          ----------------------------

Shown below is performance information for a composite of separate accounts managed by the Fund's portfolio management team. The performance data for the separate accounts is net of all fees and expenses. These accounts are managed with the same investment objective and "Growth-with-Value" investment philosophy, and are subject to substantially identical investment policies and techniques as those used by the Fund. This performance record reflects the activities of the Fund's portfolio managers for accounts which they manage at Kalmar Investments Inc. ("Kalmar Investments"), a registered advisory firm that is the sister company of the adviser. The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return that an individual investor might achieve by investing in the Fund. The Fund's results may be different from the composite of separate accounts because the average market capitalization of the companies included in the separate account portfolios has been approximately $350 million, and the Fund's portfolio may have a higher average market capitalization. The Fund's results may also be different because of, among other things, differences in fees and expenses, and because private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended (the "Investment Company Act") and the Internal Revenue Code, as amended, which, if applicable, may have adversely affected the performance of such accounts. For performance data relating to the Fund, see "Performance Information " on page 4.

          YEAR              KALMAR            RUSSELL 2000          S & P 500
         ENDING           NET RETURN*         TOTAL RETURN        TOTAL RETURN
         ------           ----------          ------------        ------------
         12/31/84             1.46                (7.30)               6.26
         12/31/85            33.98                31.05               31.76
         12/31/86            28.14                 5.68               18.70
         12/31/87            (1.90)               (8.77)               5.22
         12/31/88            23.58                24.89               16.57
         12/31/89            38.42                16.24               31.65
         12/31/90            (7.58)              (19.51)              (3.14)
         12/31/91            65.52                46.05               30.45
         12/31/92             8.87                18.41                7.62
         12/31/93            27.11                19.91               10.06
         12/31/94             3.08                (1.82)               1.30
         12/31/95            25.35                26.21               37.54
         12/31/96             7.06                14.76               22.99
         12/31/97            36.30                22.24               33.34
         12/31/98            (5.62)               (2.55)              28.57


        CUMULATIVE
          RETURN             KALMAR*          RUSSELL 2000           S & P 500
        ----------           ------           ------------           ---------
         15 Years*
         1984-1998           989.98              293.51                1150.51

      AVERAGE ANNUAL
          RETURN
      --------------
         15 Years*
         1984-1998            17.26                9.56                  18.34

(BULLET) THE RESULTS SHOWN ABOVE (1) REPRESENT A COMPOSITE OF DISCRETIONARY, FEE
         PAYING, SEPARATE ACCOUNTS UNDER MANAGEMENT FOR AT LEAST SIX MONTHS, (2) REFLECT THE REINVESTMENT OF ANY DIVIDENDS OR CAPITAL GAINS, AND (3) ARE SHOWN AFTER DEDUCTION OF ADVISORY, BROKERAGE OR OTHER EXPENSES (EXCLUDING FEES SUCH AS CUSTODY FEES WHICH ARE PAID SEPARATELY BY THE INVESTOR). CERTAIN INDIVIDUAL ACCOUNTS THAT ARE SUBJECT TO INVESTMENT RESTRICTIONS, TAX, INCOME OR OTHER SPECIAL CONSIDERATIONS THAT CONSTRAIN THE INVESTMENT PROCESS ARE EXCLUDED FROM THE COMPOSITE FIGURES SHOWN ABOVE.
--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT AND RISK INFORMATION
------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES


The  Fund's  investment  objective  is  long-term  capital  appreciation.   This
investment objective may not be changed without shareholder approval.

Under normal market conditions, the Fund will preponderantly invest in smaller companies in terms of market capitalization, ones whose stock market capitalizations (total market value of outstanding shares) range from $50 million to $1 billion at the time of investment. At a minimum, 65% of its total assets will be invested in small cap companies. Small capitalization growth companies often pay no dividends and, therefore, current income is not a factor in the selection of stocks. Capital appreciation is likely to be the main component of the Fund's return.

In addition, the Fund may invest in preferred stocks, securities convertible into common stocks, and certain debt securities, consistent, with its long-term capital appreciation objective.

The Fund will purchase primarily common stocks, which represent an ownership interest in the issuer, entitle the holder to participate in any income and/or capital gains of the issuer and generally have voting rights. The Fund may also purchase investment grade securities with an equity component such as convertible preferred stock, debt securities convertible into or exchangeable for common stock and securities such as warrants or rights that are convertible into common stock. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common or preferred stock. By investing in convertible securities, the Fund seeks to participate in the capital appreciation of the common stock into which the securities are convertible through the conversion feature. A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created securities of the issuer or a related company at a fixed price either at a certain date or during a set period. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same percentage after the new stock offering.

The Fund may, consistent with its objective, invest a portion of its total assets in equity securities of larger capitalization companies if Kalmar believes that suitable small company opportunities are not available or if such larger stocks have strong growth potential and meet Kalmar's "Growth-with-Value" criteria and investment discipline.

TEMPORARY DEFENSIVE POSITIONS

When adverse economic or market conditions occur, the Fund temporarily may invest up to 100% of its net assets in short-term, cash equivalent investments. The Fund may be unable to achieve its investment objective when taking a temporary defensive position. While reserving the right to make such strategic moves, Kalmar has never taken so extreme a position in their 17 years experience and generally believes in remaining fully invested.

RISK FACTORS

Investing in the Fund involves the following risks:

(BULLET) SMALL COMPANY RISK. Investments in common stocks in general are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. Furthermore, while securities of small capitalization companies may offer greater opportunity for capital appreciation than larger companies, investment in such companies presents greater risks than investment in larger, more established companies. Indeed, historically, small capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the lower degree of liquidity in the markets for such stocks, and the potentially greater sensitivity of such small companies to changes in or failure of management, and in many other changes in competitive, business, industry and economic conditions, including risks associated with limited product lines, markets, management depth, or financial resources. Besides exhibiting greater volatility, micro and small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the price of the Fund's shares will be more volatile than the shares of a fund that invests in larger capitalization stocks. Additionally, while the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing outpositions in these securities at prevailing market prices. There may beless publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. The Fund should not be considered suitable for investors who are unable or unwilling to assume the risks of loss inherent in such a program, nor should investment in the Fund be considered a balanced or complete investment program.

(BULLET) MANAGEMENT RISK. As with all mutual funds, the Fund is subject to the risk that an investment strategy used by Kalmar may fail to produce the intended result.

(BULLET) OPPORTUNITY RISK. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

(BULLET) YEAR 2000 RISK. The services  provided to the Fund and its shareholders by Kalmar, Distributor, Administrator, Transfer Agent and Custodian depend on the smooth functioning of their computer systems and those of their outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such an event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although at this time, there can be no assurance that there will be no adverse impact on the Fund, the Adviser, Distributor, Administrator, Transfer Agent and Custodian have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of their outside service providers, will be adapted in time for that event.

                                 FUND MANAGEMENT

INVESTMENT ADVISER

Kalmar Investment Advisers, located at 3701 Kennett Pike, Wilmington, Delaware 19807, serves as the investment adviser for the Fund. Kalmar manages the investments of the Fund according to the Fund's stated investment objective, philosophy and policies and subject to its limitations or restrictions. Subject to the supervision of the Board of Trustees, Kalmar makes the Fund's day-to-day investment decisions, selects brokers and dealers to execute portfolio transactions and generally manages the Fund's investments.

As of December 31, 1998, Kalmar (and its affiliates) managed approximately $825 million primarily in micro capitalization and small capitalization stocks in separately managed accounts. Kalmar's clients include high net worth individuals and family trusts, corporations, pensions and profit-sharing plans and institutions such as endowments, foundations, hospitals and charitable institutions. Kalmar (and its affiliates) invests assets of its own profit-sharing plan in shares of the Fund, as do members of its investment team and other employees.

As compensation for its services, for the fiscal year ended December 31, 1998, the Fund paid Kalmar a monthly advisory fee at the annual rate of 1.00% of the Fund's average daily net assets.

PORTFOLIO MANAGEMENT TEAM

Kalmar is presently wholly owned by its founder, Ford B. Draper, Jr. Kalmar utilizes a team approach in managing the Fund's portfolio with Mr. Draper, as chief investment officer, leading and supervising the portfolio management team. The list below describes the business experience of the Fund's officers and portfolio managers.

FORD B. DRAPER, JR.
CHAIRMAN, PRESIDENT AND CHIEF INVESTMENT OFFICER

A graduate of Yale University, Mr. Draper also received an M.B.A. from Columbia University Graduate School of Business, and has over thirty years experience in investment research and management. Mr. Draper began his career in 1967 in the investment research and capital management departments of Smith, Barney & Co. In 1970, he joined Baker, Fentress & Company, a publicly owned closed-end mutual fund, where he performed original investment research on a broad spectrum of companies and industries. In 1972, he became Vice President with responsibilities that included trading, investment research, investment strategy, and management of the fund's portfolio. For the following ten years at Baker, Fentress, Mr. Draper developed positive investment performance for this then $250 million fund. Mr. Draper founded Kalmar Investments in 1982, which provides investment management services to separately managed accounts.

FORD B. DRAPER, III
MANAGER, TRADING DEPARTMENT

After earning a BA in International Relations from Lynchburg College, plus additional travel and business education, Mr. Draper joined Kalmar Investments in 1991. There he built the firm's professional trading operations team and specialized information systems focusing on small cap equities, which he continues to manage. He has eight years small cap equities experience.

GREGORY A. HARTLEY, C.F.A.
PORTFOLIO MANAGER/RESEARCH ANALYST

Mr. Hartley graduated from Indiana University's School of Business, held an accounting position, and later earned an M.B.A. from Indiana University's Graduate School of Business. Mr. Hartley joined Kalmar Investments in 1993 after nine years of prior investment experience. From 1984-1993, he worked for Ashford Capital Management, Inc., a then $100 million investment management and consulting firm. As a senior analyst and member of the investment committee doing original research on small growth companies, from health care to specialty manufacturing and financial services to technology, prior to joining Kalmar he was responsible for new idea stock selection and management of over $50 million in portfolio holdings. He has 15 years small cap research and equity investing experience.

LINN M. MORROW
DIRECTOR OF CLIENT SERVICES

Mr. Morrow, with over twenty years experience in investment-related client services, holds a BS in Economics from the University of Pennsylvania's Wharton School. He began his career with Salomon Brothers in 1968, and subsequently worked in the corporate trust departments of Chemical Bank, NY and Mellon Bank, NA. In 1985 he joined Delaware Investment Advisers as Vice President of Client Services. For ten years at Delaware, his responsibilities were acting as liaison between clients and the investment team, client reviews, client communications and new business. Mr. Morrow joined Kalmar Investments in 1996 to direct its client services.

DANA F. WALKER, C.F.A.
PORTFOLIO MANAGER/RESEARCH ANALYST

After graduating from the University of Virginia's McIntire School of Commerce, Mr. Walker worked from 1982-1986 for Delfi Management, Inc., investment adviser to the Sigma Funds, a then $350 million mutual fund group. As a senior analyst doing original research in consumer-related industries, health care, retailing, and distribution, he was responsible for investment selections from these areas for the Sigma funds and for portfolios of DP Asset Management, an affiliated $100 million investment advisory firm. Mr. Walker joined Kalmar Investments in 1986. He has seventeen years small cap research and equity investing experience.

                             SHAREHOLDER INFORMATION

                             PRICING OF FUND SHARES

The Fund's share price is based upon its net asset value per share. The Fund's administrator, PFPC Inc. ("PFPC"), determines the net asset value per share as of the close of regular trading on each day that the New York Stock Exchange ("NYSE") is open for unrestricted trading from Monday through Friday (generally 4:00 p.m.) and on which there is a purchase or redemption of the Fund's shares. The net asset value is determined by dividing the value of the Fund's securities, plus any cash and other assets, less all liabilities, by the number of shares outstanding. Expenses and fees of the Fund, including management fees, are accrued daily and taken into account for the purpose of determining the net asset value.

Fund securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day will be valued at the mean between the last bid and asked price on that day, if any. Unlisted securities which are quoted on the National Association of Securities Dealers National Market System for which there are sales of such securities on such day, shall be valued at the last sale price reported on such system the day the security is valued. If there are no such sales, the value shall be the mean between the closing asked price and closing bid price. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Board of Trustees. In determining fair value, the Fund or its service providers may employ an independent pricing service.

The Fund will value money market securities with less than sixty days remaining to maturity when acquired by the Fund on an amortized cost basis, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount from cost versus par value at maturity. If the Fund acquires a money market security with more than sixty days remaining to its maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees determine during such 60-day period that this amortized cost value does not represent fair market value.

                             HOW TO PURCHASE SHARES

Shares of the Fund are offered without the imposition of any sales or distribution fees. However, certain broker-dealers or service agents may charge you transaction or other account fees for effecting transactions in Fund shares. The Fund's shares are offered at the net asset value per share next determined after the receipt and acceptance of a purchase order and payment in proper form by the Fund. Information on how to invest in the Fund is presented below, and any requests for applications, additional information or questions may be directed to PFPC at (800) 282-2319.

MINIMUM INVESTMENT. The minimum initial investment in the Fund is $10,000, and subsequent investments must total at least $1,000. The minimum initial investment requirement for qualified retirement accounts is $1,000 and there is no minimum for subsequent investments.

PURCHASE PRICE. Purchase orders for shares of the Fund which are received in proper form and accepted by the Fund prior to the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern time) on any day that the Fund is open are priced according to the net asset value determined on that day. Purchase orders received in proper form and accepted by the Fund after the close of the NYSE on a particular day are priced as of the time the net asset value per share is next determined.

IN-KIND PURCHASES. At the discretion of the Fund, you may be permitted to purchase Fund shares by transferring securities to the Fund that: (1) meet the Fund's investment objective and policies; (2) are acquired by the Fund for investment and not for resale purposes; and (3) are liquid securities which are not restricted as to transfer either by law or liquidity of market. At the discretion of the Fund, the value of any such security (except U.S. Government Securities) being exchanged together with other securities of the same issuer owned by the Fund may not exceed 5% of the net assets of the Fund immediately after the transactions.

Securities transferred to the Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by you upon receipt from the issuer.

Purchases may be made in one of the following ways:

(BULLET) PURCHASES BY MAIL. You may purchase  shares by sending a check drawn on a U.S. bank payable to the Kalmar "Growth-with-Value" Small Cap Fund, along with a completed shareholder application, to Kalmar "Growth-with-Value" Fund, c/o PFPC Inc., P.O. Box 8965, Wilmington, DE 19899-9752. A shareholder application sent by overnight mail should be sent to Kalmar "Growth-with-Value" Fund, c/o PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809. If a subsequent investment is being made, you should use the purchase stub and return envelope from the most recent account statement and the check should also indicate your Fund account number.

(BULLET) PURCHASES BY WIRE. To purchase shares by wiring federal funds, you must first notify PFPC by calling (800) 282-2319 to request an account number and furnish the Fund with a tax identification number. Following notification to PFPC, federal funds and registration instructions should be wired through the Federal Reserve System to:

                  PFPC INC.
                  C/O PNC BANK, N.A.
                  PHILADELPHIA, PA
                  DDA #86-0179-1174

                  ABA #031-0000-53
                  ATTENTION: KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND FURTHER CREDIT [SHAREHOLDER NAME AND ACCOUNT NUMBER]

         For initial purchases by wire, a completed application with signature(s) of investor(s) must promptly be filed with PFPC at one of the addresses stated above under "Purchases By Mail." You should be aware that some banks might charge you a wire service fee.

(BULLET) AUTOMATIC  INVESTMENT  PLAN.  You may purchase  Fund shares  through an
         Automatic Investment Plan. The Plan provides a convenient method by which you may have monies deducted directly from your checking, savings or bank money market accounts for investment in the Fund. Under the Plan, PFPC, at regular intervals, will automatically debit your bank checking account in an amount of $100 or more (subsequent to the $10,000 minimum initial investment), as specified by you. You may elect to invest the specified amount monthly, bimonthly, quarterly, semi-annually or annually. The purchase of Fund shares will be effected at the net asset value at the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time) on or about the 20th day of the month. To obtain an Application for the Automatic Investment Plan, check the appropriate box of the Application accompanying this Prospectus or call PFPC at (800) 282-2319.

RETIREMENT PLANS. Shares of the Fund are available for use in all types of tax-deferred retirement plans such as IRAs, employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in Section 403(b)(7) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. For more information, see "Retirement Plans" in the Fund's Statement of Additional Information. Application forms and brochures describing investments in the Fund for retirement plans can be obtained from PFPC by calling (800) 282-2319.

                              HOW TO REDEEM SHARES

You may redeem all or a portion of your shares without charge on any day that the Fund calculates its net asset value. See "Pricing of Fund Shares." Except as noted below, redemption requests received and accepted by PFPC prior to the close of regular trading hours on the NYSE on any business day that the Fund calculates its per share net asset value are effective at the net asset value per share determined that day. Redemption requests received and accepted by PFPC after the close of the NYSE are effective as of the time the net asset value per share is next determined. Redemption proceeds are normally sent on the next business day following the Fund's receipt and acceptance of the redemption request but, in any event, redemption proceeds are sent within seven business days of receipt and acceptance of the request, or earlier if required under applicable law. Redemption requests should be accompanied by the Fund's name and the shareholder's account number. Corporations, other organizations, trusts, fiduciaries and other institutional investors may be required to furnish certain additional documentation to authorize redemption.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the request may be delayed until the Fund determines that the Custodian has completed collection of the purchase check which may take up to 10 days. Also, redemption requests for accounts for which purchases were made by wire may be delayed until the Fund receives a completed application for the account. The Board of Trustees may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted, (b) the NYSE is closed, (c) when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or (d) if the SEC orders the Fund to suspend redemptions.

Shares may be redeemed in one of the following ways:

(BULLET) REDEMPTION BY MAIL. Your written redemption request must (i) identify your account number, (ii) state the number of shares or dollar amount to be redeemed, and (iii) be signed by each registered owner exactly as the shares are registered. A redemption request for an amount in excess of $25,000, or for any amount if for payment other than to the shareholder of record, or if the proceeds are to be sent elsewhere than the address of record, must be accompanied by a signature guarantee by a guarantor institution that is acceptable to the Fund's transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. A signature and a signature guarantee are required for each person in whose name the account is registered. PFPC may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians.

         You should submit written redemption instructions to Kalmar "Growth-with-Value" Small Cap Fund, c/o PFPC Inc., P.O. Box 8965, Wilmington, DE 19899-9752. A redemption order sent by overnight mail should be sent to Kalmar "Growth-with-Value" Small Cap Fund, c/o PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809. A redemption request will not be deemed to be properly received until PFPC receives all required documents in proper form. Questions regarding the proper form for redemption requests should be directed to PFPC at (800) 282-2319.

(BULLET) REDEMPTION  BY  TELEPHONE.  You  may  redeem  shares  by  telephone  by completing the telephone redemption section of the shareholder application which describes the telephone redemption procedures in more detail and requires certain information that will be used to identify the shareholder when a telephone redemption request is made. You may redeem by telephone amounts up to $50,000 by instructing PFPC at (800) 282-2319. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, you should send a written request to PFPC at the address listed above. A signature guarantee is required of all shareholders in order to change telephone redemption privileges.

         Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Fund account number, the name in which his or her account is registered, the number of shares to be redeemed and certain other information necessary to identify the shareholder.

         During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement. In the event that you are unable to reach PFPC by telephone, you may make a redemption request by mail. The Fund or PFPC reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Fund.

(BULLET) REDEMPTIONS BY WIRE. The Fund will wire redemption proceeds to a predesignated bank account at any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge you a fee for this service. Amounts redeemed by wire are normally wired on the next business day after receipt and acceptance of redemption instructions (if received before the close of regular trading on the NYSE), but in no event later than five days following such receipt and acceptance.

IN-KIND REDEMPTION. The Fund will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of Kalmar or the Board of Trustees, result in the necessity of the Fund selling assets under adverse conditions and to the detriment of the Fund's remaining shareholders. Payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. Any portfolio securities paid or distributed in-kind would be valued as described under "Pricing of Fund Shares." In the event that the Fund makes an in-kind distribution, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio. Where a shareholder has requested redemption of all or a part of the shareholder's investment, and if the Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes on the securities used to complete the redemption but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

INVOLUNTARY REDEMPTION. The Fund reserves the right to redeem your account if it is inactive and worth less than the minimum initial investment when the account was established, currently $10,000. The Fund will advise you of its intention to redeem your account in writing at least sixty (60) days prior to effecting such redemption, during which time you may purchase additional shares in any amount necessary to bring the account back to the appropriate minimum amount. The Fund will not redeem your account if it is worth less than the appropriate minimum amount solely because of a market decline.

SYSTEMATIC WITHDRAWAL PLAN. If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. Under this Plan, you may automatically redeem a portion of your Fund shares monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Fund shares will be effected at their net asset value at the close of the NYSE on or about the 25th day of the month at the frequency selected by you. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because contemporary purchases and redemption may result in adverse tax consequences. For further details about this service, see the Application or call PFPC at
(800) 282-2319.

                           DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and pay annual dividends to its shareholders of substantially all of its net investment income, if any, earned during the year from its investments. The Fund will distribute net realized capital gains, if any, once each year. Reinvestments of dividends and distributions in additional shares of the Fund will be made at the net asset value determined on the ex date of the dividend or distribution unless you have elected in writing to receive dividends or distributions in cash. You may change an election by notifying PFPC in writing thirty days prior to the record date. You may call PFPC for more information. Expenses of the Fund, including the advisory fee, are accrued each day. All shares of the Fund will share proportionately in the Fund's investment income and expenses.

                                TAX CONSEQUENCES

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this prospectus is provided as general information only and should not be considered as tax advice or relied on by an investor. You should consult your own tax professional concerning the various tax consequences of an investment in the Fund. Additional information on tax matters relating to the Fund and to its shareholders is included in the Statement of Additional Information.

The Fund intends to qualify annually to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Fund will not be subject to federal income or excise taxes on the earnings it distributes to shareholders provided the Fund satisfies certain requirements and restrictions in the Code.

Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:

          - The Fund makes distributions; and
          - You sell Fund shares, including an exchange to another fund.

When you open your Fund account, you should provide your social security or taxpayer identification number on your account registration form. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and redemption proceeds.

TAXES ON DISTRIBUTIONS. Distributions from the Fund to you are normally subject to federal, state, and local income tax when they are paid as ordinary income, whether you take them in cash or reinvest them in Fund shares. Any long-term capital gains distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a byproduct of management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, if you purchase shares in the Fund shortly before the record date for a capital gains distribution or a dividend, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

Corporations may be entitled to take a dividends received deduction for a portion of certain dividends they receive from the Fund subject to limitation and restrictions provided in the Code. Dividends that are declared in October, November or December, but not paid until the following January, will be treated for tax purposes as having been paid in December of the year of declaration.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides full information on your dividends for tax purposes.

TAXES ON SALES. A sale or redemption of your Fund shares normally is subject to federal, state, and local income tax, and may result in a taxable gain or loss to you. Your exchange of Fund shares for shares of another fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you. Any loss incurred on a sale or exchange of the Fund's shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends with respect to such shares.

                              FOR MORE INFORMATION


FOR INVESTORS WHO WANT MORE INFORMATION ABOUT THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL   REPORTS:   Contain  performance  data  and  information  on
portfolio holdings and operating results for the Fund's most recently completed fiscal year or half-year.


STATEMENT OF ADDITIONAL INFORMATION (SAI): Provides a more detailed description of the Fund's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference (legally the SAI is part of the prospectus).


Copies of these documents and answers to questions about the Fund may be obtained without charge by contacting:

Kalmar "Growth-with-Value" Small Cap Fund
c/o PFPC Inc.
400 Bellevue Parkway
P.O. Box 8965
Wilmington, Delaware 19899
(800) 282-2319
9:00 a.m. to 5:00 p.m. Eastern time

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, DC, 20549-6009. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-(800)-SEC-0330. Reports and other information about the Fund may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The investment company registration number for the Kalmar "Growth-with-Value" Small Cap Fund is 811-07853.


              FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING
              CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING
                OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES,
                          PLEASE CALL 1-(800)-282-2319.

                    KALMAR "GROWTH-WITH-VALUE" MICRO CAP FUND

                         PROSPECTUS DATED APRIL 30, 1999


This prospectus offers shares of the Kalmar "Growth-with-Value" Micro Cap Fund. The Fund seeks long-term capital appreciation by investing in micro cap stocks. Using the adviser's purposefully integrated "Growth-with-Value" investment philosophy, the Fund invests in companies which the adviser believes have the potential for significant business growth and capital appreciation, yet whose stocks, at the time of purchase, are trading at at least reasonable to preferably undervalued prices in the public trading markets. The adviser believes that its "Growth-with-Value" investment philosophy of purchasing promising, growing companies that may also be undervalued can result in both lower risk and higher return when compared to many other micro cap investment strategies.

Please read this prospectus before investing, and keep it on file for future reference. It gives important information about this mutual fund, including information on investment policies, risks and fees.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"), NOR HAS THE SEC DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO SUGGEST OTHERWISE.

TABLE OF CONTENTS                                                           Page
                                                                            ----

Investment and Performance Summary.............................................3
Financial Highlights          .................................................6
Adviser's Performance Record  .................................................7
Additional Investment and Risk Information.....................................8
Fund Management               .................................................9
Pricing of Fund Shares        ................................................10
How to Purchase Shares        ................................................11
How to Redeem Shares          ................................................12
Dividends & Distributions     ................................................14
Tax Consequences              ................................................14

                    KALMAR "GROWTH-WITH-VALUE" MICRO CAP FUND

                         INVESTMENT AND EXPENSE SUMMARY
                         ------------------------------

INVESTMENT OBJECTIVE:

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY:

The Fund normally invests in a broad range of common stocks of very small, development stage or emerging growth companies (so-called "micro cap" stocks) with capitalizations under $250 million at the time of investment. Using its "Growth-with-Value" investment philosophy, the Fund's adviser, Kalmar Investment Advisers ("Kalmar"), seeks to invest in companies which it believes have the potential for significant business growth and capital appreciation, yet whose stocks, at the time of purchase, are trading at at least reasonable to preferably undervalued prices in the public trading markets.

Kalmar's investment philosophy INTEGRATES what it believes to be the best elements of creative growth company investing, with discriminating value-seeking investment discipline, all with a view toward longer-term ownership of the "good growth businesses" underlying its portfolio holdings. This investment philosophy is a primarily fundamentals-driven approach, with the goal of fewer, better investment decisions, for longer holding periods and larger gains. Kalmar views its "Growth-with-Value" philosophy as a relatively conservative approach to micro cap investing. Kalmar also believes that this approach can result in both lower risk and higher rewards over the longer term when compared to the micro cap company equity markets generally, or to the typical high-turnover "aggressive growth" or "emerging growth" investment styles of most other micro cap company investment managers. By investing with a longer-term focus, and thereby limiting trading and portfolio turnover, the Fund seeks to generate higher long-term returns, to limit transaction costs and to increase tax efficiency for its shareholders.

The Fund's research/portfolio management team uses an independent, hands-on, fundamental, in-house-research-driven approach to their investment management decision-making. To identify solid, well managed, rapidly growing micro cap companies, and qualify such companies for investment, the Fund's portfolio managers perform both fundamental research and security analysis on a given company's publicly available financial information as well as in-depth business analysis on the company's competitive positioning and growth prospects. As an essential aspect of this, they engage in extensive and on-going management contact, visit company facilities, and make appropriate cross checks with customers, suppliers, competitors, etc., as well as with industry trade groups, consultants and such other "experts" as they deem appropriate. The portfolio management team, of course, also attempts to utilize the best information provided by Wall Street analysts and strategists to complement its in-house research and investment management decision making.

As a central ingredient in its investment philosophy and investment selection process, the Fund seeks to invest in promising companies which meet its objectives for above average future business value growth, but which have not yet been fully recognized and exploited by other institutional micro cap investors. Such companies may be followed by relatively few securities analysts, and, therefore, may be inefficiently valued and available for purchase at undervalued prices. By investing in such companies over the longer-term, the Fund's investors can benefit both from their vigorous potential earnings and business value growth and also from the potential re-valuation upward of their securities as their business success attracts larger numbers of additional investors and greater "Wall Street" sponsorship over time.

PRINCIPAL RISKS AND SPECIAL CONSIDERATIONS:

(BULLET) The Fund may be appropriate for you if you want to focus on micro cap stocks and are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns.

(BULLET) The Fund invests in common stocks which are subject to market, economic and business risks that will cause their prices to fluctuate over time. While common stocks have historically been a leading choice of long-term investors, stock prices may decline over short or even more extended periods. Therefore, the value of your investment in the Fund may go up and down, sometimes rapidly and unpredictably, and you could lose money.

(BULLET) The Fund invests mainly in micro cap stocks. Such investments involve greater risks than investments in larger, more established companies, are more volatile, and may suffer significant losses as well as realize substantial gains. Further, the market for micro capitalization stocks is generally less liquid than the markets for larger stocks, which can contribute to increased price volatility of such stocks.

ESTIMATED FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) on Purchases                        None
Maximum Deferred Sales Charge                                   None
Maximum Sales Charge on Reinvested Dividends                    None
Redemption Fee                                                  None
Exchange Fee                                                    None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fee                                         1.00%
Distribution and Service (12b-1) Fees                           None
OTHER EXPENSES (ESTIMATED)*                                      ___%
Total Annual Fund Operating Expenses                             ___%

* "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN SELL ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME OVER THE TIME PERIODS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD
BE:

                  1 YEAR                 3 YEARS
                   $___                   $___

                              FINANCIAL HIGHLIGHTS

The Fund has not commenced investment operations at this time, therefore no financial highlights information is available.

--------------------------------------------------------------------------------
                          ADVISER'S PERFORMANCE RECORD
                          ----------------------------

Shown below is performance information for a composite of separate accounts managed by the Fund's portfolio management team. The performance data for the separate accounts is net of all fees and expenses. These accounts are managed with the same investment objective and "Growth-with-Value" investment philosophy, and are subject to substantially identical investment policies and techniques as those used by the Fund. This performance record reflects the activities of the Fund's portfolio managers for accounts which they manage at Kalmar Investments Inc. ("Kalmar Investments"), a registered advisory firm that is the sister company of the adviser. The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return that an individual investor might achieve by investing in the Fund. The Fund's results may be different from the composite of separate accounts because the average market capitalization of the companies included in the separate account portfolios has been approximately $350 million, and the Fund's portfolio generally will have a lower average market capitalization. The Fund's results may also be different because of, among other things, differences in fees and expenses, and because private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended (the "Investment Company Act") and the Internal Revenue Code, as amended, which, if applicable, may have adversely affected the performance of such accounts.

              YEAR             KALMAR           RUSSELL 2000          S & P 500
             ENDING          NET RETURN*        TOTAL RETURN        TOTAL RETURN
             ------          ----------         ------------        ------------
             12/31/84            1.46               (7.30)               6.26
             12/31/85           33.98               31.05               31.76
             12/31/86           28.14                5.68               18.70
             12/31/87           (1.90)              (8.77)               5.22
             12/31/88           23.58               24.89               16.57
             12/31/89           38.42               16.24               31.65
             12/31/90           (7.58)             (19.51)              (3.14)
             12/31/91           65.52               46.05               30.45
             12/31/92            8.87               18.41                7.62
             12/31/93           27.11               19.91               10.06
             12/31/94            3.08               (1.82)               1.30
             12/31/95           25.35               26.21               37.54
             12/31/96            7.06               14.76               22.99
             12/31/97           36.30               22.24               33.34
             12/31/98           (5.62)              (2.55)              28.57

           CUMULATIVE
             RETURN            KALMAR*         RUSSELL 2000           S & P 500
             ------            ------          ------------           ---------
            15 Years*
            1984-1998          989.98              293.51              1150.51

          AVERAGE ANNUAL
             RETURN
             ------
            15 Years*
            1984-1998           17.26                9.56                18.34

(BULLET) THE RESULTS SHOWN ABOVE (1) REPRESENT A COMPOSITE OF DISCRETIONARY, FEE
         PAYING, SEPARATE ACCOUNTS UNDER MANAGEMENT FOR AT LEAST SIX MONTHS, (2) REFLECT THE REINVESTMENT OF ANY DIVIDENDS OR CAPITAL GAINS, AND (3) ARE SHOWN AFTER DEDUCTION OF ADVISORY, BROKERAGE OR OTHER EXPENSES (EXCLUDING FEES SUCH AS CUSTODY FEES WHICH ARE PAID SEPARATELY BY THE INVESTOR). CERTAIN INDIVIDUAL ACCOUNTS THAT ARE SUBJECT TO INVESTMENT RESTRICTIONS, TAX, INCOME OR OTHER SPECIAL CONSIDERATIONS THAT CONSTRAIN THE INVESTMENT PROCESS ARE EXCLUDED FROM THE COMPOSITE FIGURES SHOWN ABOVE.
--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT AND RISK INFORMATION

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The  Fund's  investment  objective  is  long-term  capital  appreciation.   This
investment objective may not be changed without shareholder approval.

Under normal market conditions, the Fund will preponderantly invest in companies whose stock market capitalizations (total market value of outstanding shares) are less than $250 million at the time of investment. At a minimum, 65% of its total assets will be invested in micro cap companies. Micro capitalization growth companies often pay no dividends and, therefore, current income is not a factor in the selection of stocks. Capital appreciation is likely to be the main component of the Fund's return.

In addition, the Fund may invest in preferred stocks, securities convertible into common stocks, and certain debt securities, consistent with its long-term capital appreciation objective.

The Fund will purchase primarily common stocks, which represent an ownership interest in the issuer, entitle the holder to participate in any income and/or capital gains of the issuer and generally have voting rights. The Fund may also purchase investment grade securities with an equity component such as convertible preferred stock, debt securities convertible into or exchangeable for common stock and securities such as warrants or rights that are convertible into common stock. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common or preferred stock. By investing in convertible securities, the Fund seeks to participate in the capital appreciation of the common stock into which the securities are convertible through the conversion feature. A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created securities of the issuer or a related company at a fixed price either at a certain date or during a set period. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same percentage after the new stock offering.

The Fund may, consistent with its objective, invest a portion of its total assets in equity securities of larger capitalization companies if Kalmar believes that suitable small company opportunities are not available or if such larger stocks have strong growth potential and meet Kalmar's "Growth-with-Value" criteria and investment discipline.

TEMPORARY DEFENSIVE POSITIONS

When adverse economic or market conditions occur, the Fund temporarily may invest up to 100% of its net assets in short-term, cash equivalent investments. The Fund may be unable to achieve its investment objective when taking a temporary defensive position. While reserving the right to make such strategic moves, Kalmar has never taken so extreme a position in their 17 years experience and generally believes in remaining fully invested.

RISK FACTORS

Investing in the Fund involves the following risks:

(BULLET) MICRO CAP COMPANY  RISK.  Investments  in common  stocks in general are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. Furthermore, the Fund will invest in small, new or unseasoned companies which may be in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of such companies may offer greater opportunity for capital appreciation than larger companies, but investments in such companies presents greater risks than investment in larger, more established companies. The companies in which the Fund generally will invest may have relatively small revenues, limited or very focused product lines, and may have a small share of the market for their products or services or a very large share of an emerging market. Small or development stage companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become well established. Due to these and other factors, such companies may suffer significant losses as well as realize substantial growth and profitability, and investments in such companies will be volatile and are therefore speculative. Historically, micro capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the lower degree of liquidity in the markets for such stocks, and the potentially greater sensitivity of such small companies to changes in or failure of management and in many other changes in competitive, business, industry and economic conditions, including risks associated with limited product lines, markets, management depth, or financial resources. Besides exhibiting greater volatility, micro and small company stocks may, to a degree, fluctuate independently of larger company stocks. Micro and small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the value of the Fund's shares will be more volatile than the shares of a fund that invests in larger capitalization stocks. Additionally, while the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in theses securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. The Fund should not be considered suitable for investors who are unable or unwilling to assume the risks of loss inherent in such a program, nor should investment in the Fund be considered a balanced or complete investment program.

(BULLET) MANAGEMENT RISK. As with all mutual funds, the Fund is subject to the risk that an investment strategy used by Kalmar may fail to produce the intended result.

(BULLET) OPPORTUNITY RISK. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

(BULLET) YEAR 2000 RISK. The services provided to the Fund and its shareholders by Kalmar and the Fund's Distributor, Administrator, Transfer Agent and Custodian depend on the smooth functioning of their computer systems and those of their outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such an event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although at this time, there can be no assurance that there will be no adverse impact on the Fund, the Adviser, Distributor, Administrator, Transfer Agent and Custodian have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of their outside service providers, will be adapted in time for that event.

                                 FUND MANAGEMENT
                                 ---------------
INVESTMENT ADVISER

Kalmar Investment Advisers, located at 3701 Kennett Pike, Wilmington, Delaware 19807, serves as the investment adviser for the Fund. Kalmar manages the investments of the Fund according to the Fund's stated investment objective, philosophy and policies and subject to its limitations or restrictions. Subject to the supervision of the Board of Trustees, Kalmar makes the Fund's day-to-day investment decisions, selects brokers and dealers to execute portfolio transactions and generally manages the Fund's investments.

As of December 31, 1998, Kalmar (and its affiliates) managed approximately $825 million primarily in micro capitalization and small capitalization stocks in separately managed accounts. Kalmar's clients include high net worth individuals and family trusts, corporations, pensions and profit-sharing plans and institutions such as endowments, foundations, hospitals and charitable institutions. Kalmar (and its affiliates) invests assets of its own profit-sharing plan in shares of the Fund, as do members of its investment team and other employees.

As compensation for its services, the Fund will pay Kalmar a monthly advisory fee at the annual rate of 1.00% of the Fund's average daily net assets.

PORTFOLIO MANAGEMENT TEAM

Kalmar is presently wholly owned by its founder, Ford B. Draper, Jr. Kalmar utilizes a team approach in managing the Fund's portfolio with Mr. Draper, as chief investment officer, leading and supervising the portfolio management team. The list below describes the business experience of the Fund's officers and portfolio managers.

FORD B. DRAPER, JR.
CHAIRMAN, PRESIDENT AND CHIEF INVESTMENT OFFICER

A graduate of Yale University, Mr. Draper also received an M.B.A. from Columbia University Graduate School of Business, and has over thirty years experience in investment research and management. Mr. Draper began his career in 1967 in the investment research and capital management departments of Smith, Barney & Co. In 1970, he joined Baker, Fentress & Company, a publicly owned closed-end mutual fund, where he performed original investment research on a broad spectrum of companies and industries. In 1972, he became Vice President with responsibilities that included trading, investment research, investment strategy, and management of the fund's portfolio. For the following ten years at Baker, Fentress, Mr. Draper developed positive investment performance for this then $250 million fund. Mr. Draper founded Kalmar Investments in 1982, which provides investment management services to separately managed accounts.

FORD B. DRAPER, III
MANAGER, TRADING DEPARTMENT

After earning a BA in International Relations from Lynchburg College, plus additional travel and business education, Mr. Draper joined Kalmar Investments in 1991. There he built the firm's professional trading operations team and specialized information systems focusing on small cap equities, which he continues to manage. He has eight years small cap equities experience.

GREGORY A. HARTLEY, C.F.A.
PORTFOLIO MANAGER/RESEARCH ANALYST

Mr. Hartley graduated from Indiana University's School of Business, held an accounting position, and later earned an M.B.A. from Indiana University's Graduate School of Business. Mr. Hartley joined Kalmar Investments in 1993 after nine years of prior investment experience. From 1984-1993, he worked for Ashford Capital Management, Inc., a then $100 million investment management and consulting firm. As a senior analyst and member of the investment committee doing original research on small growth companies, from health care to specialty manufacturing and financial services to technology, prior to joining Kalmar he was responsible for new idea stock selection and management of over $50 million in portfolio holdings. He has 15 years small cap research and equity investing experience.

LINN M. MORROW
DIRECTOR OF CLIENT SERVICES

Mr. Morrow, with over twenty years experience in investment-related client services, holds a BS in Economics from the University of Pennsylvania's Wharton School. He began his career with Salomon Brothers in 1968, and subsequently worked in the corporate trust departments of Chemical Bank, NY and Mellon Bank, NA. In 1985 he joined Delaware Investment Advisers as Vice President of Client Services. For ten years at Delaware, his responsibilities were acting as liaison between clients and the investment team, client reviews, client communications and new business. Mr. Morrow joined Kalmar Investments in 1996 to direct its client services.

DANA F. WALKER, C.F.A.
PORTFOLIO MANAGER/RESEARCH ANALYST

After graduating from the University of Virginia's McIntire School of Commerce, Mr. Walker worked from 1982-1986 for Delfi Management, Inc., investment adviser to the Sigma Funds, a then $350 million mutual fund group. As a senior analyst doing original research in consumer-related industries, health care, retailing, and distribution, he was responsible for investment selections from these areas for the Sigma funds and for portfolios of DP Asset Management, an affiliated $100 million investment advisory firm. Mr. Walker joined Kalmar Investments in 1986. He has seventeen years small cap research and equity investing experience.

                             SHAREHOLDER INFORMATION

                             PRICING OF FUND SHARES
                             ----------------------

The Fund's share price is based upon its net asset value per share. The Fund's administrator, PFPC Inc. ("PFPC"), determines the net asset value per share as of the close of regular trading on each day that the New York Stock Exchange ("NYSE") is open for unrestricted trading from Monday through Friday (generally 4:00 p.m.) and on which there is a purchase or redemption of the Fund's shares. The net asset value is determined by dividing the value of the Fund's securities, plus any cash and other assets, less all liabilities, by the number of shares outstanding. Expenses and fees of the Fund, including management fees, are accrued daily and taken into account for the purpose of determining the net asset value.

Fund securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day will be valued at the mean between the last bid and asked price on that day, if any. Unlisted securities which are quoted on the National Association of Securities Dealers National Market System for which there are sales of such securities on such day, shall be valued at the last sale price reported on such system the day the security is valued. If there are no such sales, the value shall be the mean between the closing asked price and closing bid price. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Board of Trustees. In determining fair value, the Fund or its service providers may employ an independent pricing service.

The Fund will value money market securities with less than sixty days remaining to maturity when acquired by the Fund on an amortized cost basis, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount from cost versus par value at maturity. If the Fund acquires a money market security with more than sixty days remaining to its maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees determine during such 60-day period that this amortized cost value does not represent fair market value.

                             HOW TO PURCHASE SHARES
                             ----------------------

Shares of the Fund are offered without the imposition of any sales or distribution fees. However, certain broker-dealers or service agents may charge you transaction or other account fees for effecting transactions in Fund shares. The Fund's shares are offered at the net asset value per share next determined after the receipt and acceptance of a purchase order and payment in proper form by the Fund. Information on how to invest in the Fund is presented below, and any requests for applications, additional information or questions may be directed to PFPC at (800) 282-2319.

MINIMUM INVESTMENT. The minimum initial investment in the Fund is $10,000, and subsequent investments must total at least $1,000. The minimum initial investment requirement for qualified retirement accounts is $1,000 and there is no minimum for subsequent investments.

PURCHASE PRICE. Purchase orders for shares of the Fund which are received in proper form and accepted by the Fund prior to the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern time) on any day that the Fund is open are priced according to the net asset value determined on that day. Purchase orders received in proper form and accepted by the Fund after the close of the NYSE on a particular day are priced as of the time the net asset value per share is next determined.

IN-KIND PURCHASES. At the discretion of the Fund, you may be permitted to purchase Fund shares by transferring securities to the Fund that: (1) meet the Fund's investment objective and policies; (2) are acquired by the Fund for investment and not for resale purposes; and (3) are liquid securities which are not restricted as to transfer either by law or liquidity of market. At the discretion of the Fund, the value of any such security (except U.S. Government Securities) being exchanged together with other securities of the same issuer owned by the Fund may not exceed 5% of the net assets of the Fund immediately after the transactions.

Securities transferred to the Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by you upon receipt from the issuer.

Purchases may be made in one of the following ways:

(BULLET) PURCHASES BY MAIL. You may purchase shares by sending a check drawn on a U.S. bank payable to the Kalmar

         "Growth-with-Value" Micro Cap Fund, along with a completed shareholder application, to Kalmar "Growth-with-Value" Fund, c/o PFPC Inc., P.O. Box 8965, Wilmington, DE 19899-9752. A shareholder application sent by overnight mail should be sent to Kalmar "Growth-with-Value" Fund, c/o PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809. If a subsequent investment is being made, you should use the purchase stub and return envelope from the most recent account statement and the check should also indicate your Fund account number.

(BULLET) PURCHASES BY WIRE. To purchase shares by wiring federal funds, you must first notify PFPC by calling (800) 282-2319 to request an account number and furnish the Fund with a tax identification number. Following notification to PFPC, federal funds and registration instructions should be wired through the Federal Reserve System to:

                  PFPC INC.
                  C/O PNC BANK, N.A.
                  PHILADELPHIA, PA
                  DDA #86-0179-1174
                  ABA #031-0000-53
                  ATTENTION: KALMAR "GROWTH-WITH-VALUE" MICRO CAP FUND FURTHER CREDIT [SHAREHOLDER NAME AND ACCOUNT NUMBER]

         For initial purchases by wire, a completed application with signature(s) of investor(s) must promptly be filed with PFPC at one of the addresses stated above under "Purchases By Mail." You should be aware that some banks might charge you a wire service fee.

(BULLET) AUTOMATIC  INVESTMENT  PLAN.  You may purchase  Fund shares  through an
         Automatic Investment Plan. The Plan provides a convenient method by which you may have monies deducted directly from your checking, savings or bank money market accounts for investment in the Fund. Under the Plan, PFPC, at regular intervals, will automatically debit your bank checking account in an amount of $100 or more (subsequent to the $10,000 minimum initial investment), as specified by you. You may elect to invest the specified amount monthly, bimonthly, quarterly, semi-annually or annually. The purchase of Fund shares will be effected at the net asset value at the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time) on or about the 20th day of the month. To obtain an Application for the Automatic Investment Plan, check the appropriate box of the Application accompanying this Prospectus or call PFPC at (800) 282-2319.

RETIREMENT PLANS. Shares of the Fund are available for use in all types of tax-deferred retirement plans such as IRAs, employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in Section 403(b)(7) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. For more information, see "Retirement Plans" in the Fund's Statement of Additional Information. Application forms and brochures describing investments in the Fund for retirement plans can be obtained from PFPC by calling (800) 282-2319.

                              HOW TO REDEEM SHARES
                              --------------------

You may redeem all or a portion of your shares without charge on any day that the Fund calculates its net asset value. See "Pricing of Fund Shares." Except as noted below, redemption requests received and accepted by PFPC prior to the close of regular trading hours on the NYSE on any business day that the Fund calculates its per share net asset value are effective at the net asset value per share determined that day. Redemption requests received and accepted by PFPC after the close of the NYSE are effective as of the time the net asset value per share is next determined. Redemption proceeds are normally sent on the next business day following the Fund's receipt and acceptance of the redemption request but, in any event, redemption proceeds are sent within seven business days of receipt and acceptance of the request, or earlier if required under applicable law. Redemption requests should be accompanied by the Fund's name and the shareholder's account number. Corporations, other organizations, trusts, fiduciaries and other institutional investors may be required to furnish certain additional documentation to authorize redemption.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the request may be delayed until the Fund determines that the Custodian has completed collection of the purchase check which may take up to 10 days. Also, redemption requests for accounts for which purchases were made by wire may be delayed until the Fund receives a completed application for the account. The Board of Trustees may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted, (b) the NYSE is closed, (c) when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or (d) if the SEC orders the Fund to suspend redemptions.

Shares may be redeemed in one of the following ways:

(BULLET) REDEMPTION BY MAIL. Your written redemption request must (i) identify your account number, (ii) state the number of shares or dollar amount to be redeemed, and (iii) be signed by each registered owner exactly as the shares are registered. A redemption request for an amount in excess of $25,000, or for any amount if for payment other than to the shareholder of record, or if the proceeds are to be sent elsewhere than the address of record, must be accompanied by a signature guarantee by a guarantor institution that is acceptable to the Fund's transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. A signature and a signature guarantee are required for each person in whose name the account is registered. PFPC may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians.

         You should submit written redemption instructions to Kalmar "Growth-with-Value" Micro Cap Fund, c/o PFPC Inc., P.O. Box 8965, Wilmington, DE 19899-9752. A redemption order sent by overnight mail should be sent to Kalmar "Growth-with-Value" Micro Cap Fund, c/o PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809. A redemption request will not be deemed to be properly received until PFPC receives all required documents in proper form. Questions regarding the proper form for redemption requests should be directed to PFPC at (800) 282-2319.

(BULLET) REDEMPTION  BY  TELEPHONE.  You  may  redeem  shares  by  telephone  by completing the telephone redemption section of the shareholder application which describes the telephone redemption procedures in more detail and requires certain information that will be used to identify the shareholder when a telephone redemption request is made. You may redeem by telephone amounts up to $50,000 by instructing PFPC at (800) 282-2319. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, you should send a written request to PFPC at the address listed above. A signature guarantee is required of all shareholders in order to change telephone redemption privileges.

         Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Fund account number, the name in which his or her account is registered, the number of shares to be redeemed and certain other information necessary to identify the shareholder.

         During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement. In the event that you are unable to reach PFPC by telephone, you may make a redemption request by mail. The Fund or PFPC reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Fund.

(BULLET) REDEMPTIONS BY WIRE. The Fund will wire redemption proceeds to a predesignated bank account at any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge you a fee for this service. Amounts redeemed by wire are normally wired on the next business day after receipt and acceptance of redemption instructions (if received before the close of regular trading on the NYSE), but in no event later than five days following such receipt and acceptance.

IN-KIND REDEMPTION. The Fund will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of Kalmar or the Board of Trustees, result in the necessity of the Fund selling assets under adverse conditions and to the detriment of the Fund's remaining shareholders. Payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. Any portfolio securities paid or distributed in-kind would be valued as described under "Pricing of Fund Shares." In the event that the Fund makes an in-kind distribution, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio. Where a shareholder has requested redemption of all or a part of the shareholder's investment, and if the Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes on the securities used to complete the redemption but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

INVOLUNTARY REDEMPTION. The Fund reserves the right to redeem your account if it is inactive and worth less than the minimum initial investment when the account was established, currently $10,000. The Fund will advise you of its intention to redeem your account in writing at least sixty (60) days prior to effecting such redemption, during which time you may purchase additional shares in any amount necessary to bring the account back to the appropriate minimum amount. The Fund will not redeem your account if it is worth less than the appropriate minimum amount solely because of a market decline.

SYSTEMATIC WITHDRAWAL PLAN. If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. Under this Plan, you may automatically redeem a portion of your Fund shares monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Fund shares will be effected at their net asset value at the close of the NYSE on or about the 25th day of the month at the frequency selected by you. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because contemporary purchases and redemption may result in adverse tax consequences. For further details about this service, see the Application or call PFPC at
(800) 282-2319.

                           DIVIDENDS AND DISTRIBUTIONS
                           ---------------------------

The Fund intends to declare and pay annual dividends to its shareholders of substantially all of its net investment income, if any, earned during the year from its investments. The Fund will distribute net realized capital gains, if any, once each year. Reinvestments of dividends and distributions in additional shares of the Fund will be made at the net asset value determined on the ex date of the dividend or distribution unless you have elected in writing to receive dividends or distributions in cash. You may change an election by notifying PFPC in writing thirty days prior to the record date. You may call PFPC for more information. Expenses of the Fund, including the advisory fee, are accrued each day. All shares of the Fund will share proportionately in the Fund's investment income and expenses.

                                TAX CONSEQUENCES
                                -----------------

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this prospectus is provided as general information only and should not be considered as tax advice or relied on by an investor. You should consult your own tax professional concerning the various tax consequences of an investment in the Fund. Additional information on tax matters relating to the Fund and to its shareholders is included in the Statement of Additional Information.

The Fund intends to qualify annually to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Fund will not be subject to federal income or excise taxes on the earnings it distributes to shareholders provided the Fund satisfies certain requirements and restrictions in the Code.

Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:

                -  The Fund makes distributions; and
                -  You sell Fund shares, including an exchange to another fund.

When you open your Fund account, you should provide your social security or taxpayer identification number on your account registration form. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and redemption proceeds.

TAXES ON DISTRIBUTIONS. Distributions from the Fund to you are normally subject to federal, state, and local income tax when they are paid as ordinary income, whether you take them in cash or reinvest them in Fund shares. Any long-term capital gains distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a byproduct of management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, if you purchase shares in the Fund shortly before the record date for a capital gains distribution or a dividend, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

Corporations may be entitled to take a dividends received deduction for a portion of certain dividends they receive from the Fund subject to limitation and restrictions provided in the Code. Dividends that are declared in October, November or December, but not paid until the following January, will be treated for tax purposes as having been paid in December of the year of declaration.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides full information on your dividends for tax purposes.

TAXES ON SALES. A sale or redemption of your Fund shares normally is subject to federal, state, and local income tax, and may result in a taxable gain or loss to you. Your exchange of Fund shares for shares of another fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you. Any loss incurred on a sale or exchange of the Fund's shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends with respect to such shares.

                              FOR MORE INFORMATION


FOR INVESTORS WHO WANT MORE INFORMATION ABOUT THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: Contain performance data and information on portfolio holdings and operating results for the Fund's most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): Provides a more detailed description of the Fund's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference (legally the SAI is part of the prospectus).

Copies of these documents and answers to questions about the Fund may be obtained without charge by contacting:

Kalmar "Growth-with-Value" Micro Cap Fund
c/o PFPC Inc.
400 Bellevue Parkway
P.O. Box 8965
Wilmington, Delaware 19899
(800) 282-2319
9:00 a.m. to 5:00 p.m. Eastern time

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, DC, 20549-6009. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-(800)-SEC-0330. Reports and other information about the Fund may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The investment company registration number for the Kalmar "Growth-with-Value" Micro Cap Fund is 811-07853.


              FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING
              CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING
                OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES,
                          PLEASE CALL 1-(800)-282-2319.

                    KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                    KALMAR "GROWTH-WITH-VALUE" MICRO CAP FUND

                                EACH A SERIES OF

                         KALMAR POOLED INVESTMENT TRUST
        Barley Mill House, 3701 Kennett Pike, Greenville, Delaware 19807

            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1999

Kalmar Pooled Investment Trust offers two separate series of shares, each with its own investment objective and policies. Information concerning the Kalmar "Growth-with-Value" Small Cap Fund and the Kalmar "Growth-with-Value" Micro Cap Fund is included in separate prospectuses, each dated April 30, 1999. This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the current prospectus of the particular fund. A copy of each prospectus may be obtained without charge at the addresses and telephone numbers listed below.

                INVESTMENT ADVISER:                   UNDERWRITER:
             KALMAR INVESTMENT ADVISERS       PROVIDENT DISTRIBUTORS, INC.
                 Barley Mill House       Four Falls Corporate Center, 6th Floor
                 3701 Kennett Pike          West Conshohocken, PA 19148-2961
                Greenville, DE 19807                 (610) 260-6533
                   (302) 658-7575

                                TABLE OF CONTENTS

                                                                            PAGE

Kalmar Pooled Investment Trust...............................................  3

Investment Strategies........................................................  3

Investment Restrictions...................................................... 11

Portfolio Brokerage and Turnover............................................. 13

Management................................................................... 14

Purchases.................................................................... 18

Retirement Plans............................................................. 18

Redemptions.................................................................  20

Taxation....................................................................  20

General Information.........................................................  24

Performance.................................................................. 26

Financial Statements......................................................... 28

Appendix.....................................................................A-1

                         KALMAR POOLED INVESTMENT TRUST

FUND HISTORY AND CLASSIFICATION

Kalmar Pooled Investment Trust (the "Trust"), Barley Mill House, 3701 Kennett Pike, Greenville, Delaware 19807, is an open-end, diversified, management investment company organized as a Delaware business trust on September 30, 1996. The Trust offers shares of two series representing separate portfolios of investments, the Kalmar "Growth-with-Value" Small Cap Fund (the "Small Cap Fund") and the Kalmar "Growth-with-Value" Micro Cap Fund (the "Micro Cap Fund") (each individually, a "Fund" and collectively, the "Funds"). Shares of both Funds are offered and sold on a no-load basis, without the imposition of sales or distribution charges.

                              INVESTMENT STRATEGIES

Each Fund seeks to achieve its objective by following the philosophy outlined in its prospectus and by making investments selected in accordance with its investment policies and restrictions. The Funds will vary their investment strategies as described in each Fund's prospectus to achieve their objectives. This SAI contains further information concerning the techniques and strategies employed by the Funds' investment adviser, Kalmar Investment Advisers (the "Adviser") in managing each Fund, the types of securities in which the Funds will invest, the policies they will follow and the risks associated with the Funds' investment activities.

CASH OR CASH EQUIVALENTS

Although the Funds intend to remain substantially fully invested, each Fund may invest its assets in cash or cash equivalents, during periods when excess cash is generated through purchases and sales of its shares, or when a Fund desires to hold cash to maintain liquidity for redemptions or pending investment in suitable securities. There also may be times when economic or market conditions are such that the Adviser deems a temporary defensive position to be appropriate, during which a Fund may invest up to 100% of its net assets in the types of short-term, cash equivalent investments described below.

The Funds may invest in short-term debt securities, including time deposits, certificates of deposit or bankers' acceptances issued by commercial banks or savings and loan associations meeting certain qualifications. The Funds also may purchase commercial paper rated A-1 or A-2 by Standard & Poor's Ratings Service ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade (A or better by S&P or by Moody's); and may invest in short term corporate obligations rated high-grade (A or better by S&P or Moody's).

The Funds may purchase U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury; and may invest in U.S. Government agency securities issued or also guaranteed by U.S. Government sponsored instrumentalities and federal agencies. The Funds may also invest in repurchase agreements collateralized by the cash equivalent securities listed above.

CONVERTIBLE SECURITIES

Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally rises when interest rates decline, and vice versa. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Funds may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Funds upon conversion of a convertible security will generally be held for so long as the Adviser anticipates such stock will provide the Funds with opportunities which are consistent with the Funds' investment objectives and policies.

WHEN ISSUED, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS

The Funds may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Funds will only enter into a forward commitment with the intention of actually acquiring the security, the Funds may sell the security before the settlement date if it is deemed advisable.

Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Funds prior to the settlement date. The Funds will maintain in segregated accounts with its custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

FOREIGN SECURITIES AND ADRs

Each Fund may invest up to 15% of its assets in foreign securities, including sponsored or unsponsored American Depository Receipts ("ADRs"). However, the Adviser anticipates that the majority of each Fund's assets ordinarily will be invested in U.S. based companies.

The Fund generally limits its foreign investing to ADRs and securities of Canadian companies traded on Canadian or U.S. Exchanges or markets.

ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Funds may purchase ADRs whether they are "sponsored" or "unsponsored." "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders.

Investments in foreign securities may involve risks not ordinarily associated with investments in domestic securities. These risks may include legal, political or economic developments such as fluctuations in currency rates, imposition of withholding taxes or exchange controls or other governmental restrictions or political or policy changes. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, or political or social unrest that could adversely affect the value of foreign securities. There may be less publicly available information about foreign companies than about U.S. companies, and foreign companies may not be subject to accounting, auditing and financial reporting standards that are as uniform as those applicable to U.S. companies. The Fund will attempt to limit risks associated with foreign investing by investing primarily in securities of stable, developed countries such as Canada.

SHORT SALES

Each Fund is authorized to engage in short sales of stocks which the Adviser believes are substantially overvalued. If a Fund anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Funds may realize a profit or loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Funds must replace the borrowed security. Whenever a Fund effects a short sale, it will maintain in segregated accounts cash or liquid securities equal to the difference between (a) the market value of the securities sold short and (b) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (but not including the proceeds of the short sale). Until the Fund replaces the security it borrowed to make the short sale, it must maintain daily the segregated account at such a level that (a) the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short. No more than 10% of the value of the Fund's total net assets will be, when added together,
(a) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (b) allocated to segregated accounts in connection with short sales. The value of any one issuer in which the Fund is short may not exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of the issuers' securities. The Funds' policy regarding short sales may not be changed without shareholder approval.

BORROWING

As a matter of fundamental policy, each Fund may borrow up to one third of its total assets, taken at market value as a temporary measure for extraordinary or emergency purposes to meet redemptions or to settle securities transactions. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. Each Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the Investment Company Act, except for notes to banks.

DEBT SECURITIES

The Funds are also authorized to invest in debt securities, which may include bonds, debentures, or notes (and cash equivalent debt securities as described below). The Funds may invest their assets in debt securities pending investment in suitable equity securities or if the Adviser believes such securities have the potential for capital appreciation as a result of improvement in the creditworthiness of the issuer. The receipt of income from such debt securities is incidental to the Funds' investment objective of capital appreciation.

The Funds may invest up to 5% of their net assets, at the time of investment, in lower rated, fixed-income securities and unrated securities of comparable quality, commonly referred to as "junk bonds." The market value of lower-rated, fixed-income securities tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower rated securities also tend to be more sensitive to economic conditions than higher rated securities. These lower rated fixed-income securities are considered by the rating agencies, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher rating categories. Even bonds rated BBB by S&P or Baa by Moody's ratings which are considered investment grade, possess some speculative characteristics.

Issuers of high yielding, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with acquiring the securities of such issuers is generally greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yielding securities may experience financial stress. During these periods, such issuers may not have sufficient cash flow to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. The Fund may retain an issue that has defaulted because such issue may present an opportunity for subsequent price recovery.

High yielding, fixed-income securities frequently have call or buy-back features which permit an issuer to call or repurchase the securities from the Fund. Although such securities are typically not callable for a period from three to five years after their issuance, if a call were exercised by the issuer during periods of declining interest rates, the Fund would likely have to replace such called securities with lower yielding securities, thus decreasing the net investment income to the Fund and dividends to shareholders. The premature disposition of a high yielding security due to a call or buy-back feature, the deterioration of the issuer's creditworthiness, or a default may also make it more difficult for the Fund to manage the timing of its receipt of income, which may have tax implications.

The Fund may have difficulty disposing of certain high yielding securities because there may be a thin trading market for a particular security at any given time. The market for lower rated, fixed-income securities generally tends to be concentrated among a smaller number of dealers than is the case for securities which trade in a broader secondary retail market. Generally, purchasers of these securities are predominantly dealers and other institutional buyers, rather than individuals. To the extent the secondary trading market for a particular high yielding, fixed-income security does exist, it is generally not as liquid as the secondary market for higher rated securities. Reduced liquidity in the secondary market may have an adverse impact on market price and the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. Current values for these high yield issues are obtained from pricing services and/or a limited number of dealers and may be based upon factors other than actual sales.

For a description of debt security ratings, please refer to the "Appendix" in this SAI.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. Each Fund may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are consistent with the

Investment Company Act of 1940, as amended, (the "Investment Company Act") or the rules, regulations or interpretations of the Securities and Exchange Commission (the "SEC") thereunder, which currently require that: (a) the borrower pledge and maintain with a Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned; (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis); (c) the loan be made subject to termination by a Fund at any time; and (d) the Fund receives reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments). All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.

The Funds engage in security loan arrangements with the primary objective of increasing the Funds' income either through investing the cash collateral in money market mutual funds and short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, each Fund continues to be entitled to all dividends or interest on any loaned securities. Voting rights may pass with the loaned securities, but if a material event occurs affecting an investment on a loan, the loan must be called and the securities voted. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially. The Funds' policy regarding lending of portfolio securities may not be changed without shareholder approval.

During the period of such a loan, the Fund receives the income on both the loaned securities and the collateral and thereby increases its yield. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.

At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by the investment company's Board of Trustees.

OPTIONS

The Funds may purchase or sell options on individual securities as well as on indices of securities as a means of achieving additional return or of hedging the value of each Fund's portfolio, although at no time will more than 5% of each Fund's assets be allocated to premiums or margins required to establish options positions for non-hedging purposes, and no more than 10% of each Fund's assets will be subject to obligations underlying such options.

 A call option is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the seller the security underlying the option at a specified exercise price at any time during the term of the option or, in some cases, only at the end of the term of the option. The seller of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option is a contract that gives the holder of the option the right, in return for a premium paid, to sell to the seller the underlying security at a specified price. The seller of the put option, on the other hand, has the obligation to buy the underlying security upon exercise at the exercise price.

If a Fund has sold an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously sold. There can be no assurance that a closing purchase transaction can be effected when the Fund so desires.

The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but forgoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option. Options purchased and sold other than on an exchange in private transactions also impose on the Funds the credit risk that the counterparty will fail to honor its obligations. The Funds will not purchase options if, as a result, its aggregate obligations relating to outstanding options exceeds 10% of each Fund's assets.

WRITING COVERED CALL OPTIONS

The general reason for writing call options is to attempt to realize income. By writing covered call options, each Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, each Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction. A closing purchase transaction cancels out the Fund's position as the writer of an option by means of offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options serve as a partial hedge against the price of the underlying security declining. Each Fund writes only covered options, which means that so long as a Fund is obligated as the writer of the option it will, through its custodian, have deposited the underlying security of the option or, if there is a commitment to purchase the security, a segregated reserve of cash or liquid securities with a securities depository with a value equal to or greater than the exercise price of the underlying securities. By writing a put, a Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise for as long as the option is outstanding. Each Fund may engage in closing transactions in order to terminate put options that it has written.

PURCHASING OPTIONS

A put option may be purchased to partially limit the risks of the value of an underlying security or the value of a commitment to purchase that security for forward delivery. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from a sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out a Fund's position as purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. In certain circumstances, a Fund may purchase call options on securities held in its investment portfolio on which it has written call options or on securities which it intends to purchase.

REPURCHASE AGREEMENTS

For purposes of cash management only, the Funds may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Adviser under standards adopted by the Board of Trustees. Under repurchase agreements, each Fund may purchase any of the cash equivalent securities described above and simultaneously commit to resell such securities at a future date to the seller at an agreed upon price plus interest. The seller will be required to collateralize the agreement by transferring securities to the Fund with an initial market value, including accrued interest, that equals or exceeds the repurchase price, and the seller will be required to transfer additional securities to the Fund on a daily basis to ensure that the value of the collateral does not decrease below the repurchase price. No more than 15% of each Fund's net assets will be invested in illiquid securities, including repurchase agreements which have a maturity of longer than seven days. For purposes of the diversification test for qualification as a regulated investment company under the Internal Revenue Code, repurchase agreements are not counted as cash, cash items or receivables, but rather as securities issued by the counter-party to the repurchase agreements. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in recovering its cash. To the extent that in the meantime, the value of the security purchased had decreased, the Fund could experience a loss. While management of the Funds acknowledges these risks, it is expected that they can be controlled through stringent security selection and careful monitoring procedures.

INVESTMENTS IN MUTUAL FUNDS

The Funds may invest in shares of other open and closed-end investment companies which principally invest in securities of the type in which the Funds invest. This approach will most likely be used for cash management purposes. The Funds may only invest in other investment companies within limits set by the Investment Company Act, which currently allows each Fund to invest up to 10% of its total assets in other investment companies. No more than 5% of each Fund's total assets may be invested in securities of any one investment company, nor may the Fund acquire more than 3% of the voting securities of any investment company. Investments in other investment companies will generally involve duplication of advisory fees and other expenses. The Funds may also acquire securities of other investment companies beyond such limits pursuant to a merger, consolidation or reorganization.

ILLIQUID AND RESTRICTED SECURITIES

Each Fund may invest up to 15% of its net assets in securities which may be considered illiquid, by virtue of the absence of a readily available market, legal or contractual restrictions on resale, longer maturities, or other factors limiting the marketability of the security. Generally, an illiquid security is any security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security. This policy does not limit the acquisition of (i) restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 or (ii) commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, that are determined to be liquid in accordance with guidelines established by the Board of Trustees of the Trust. While maintaining oversight, the Board of Trustees has delegated the day-to-day function of determining liquidity to the Adviser.

The Board of Trustees has instructed the Adviser to consider the following factors in determining the liquidity of a security purchased under Rule 144A or commercial paper issued pursuant to section 4(2); (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers;
(iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). If the Adviser determines that a security which was previously determined to be liquid, is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 15% limit on investment in such securities, the Adviser will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation including disposing of illiquid assets.

                             INVESTMENT RESTRICTIONS

The Funds have adopted the investment restrictions set forth below, some of which (as indicated), are fundamental policies of each Fund and cannot be changed without the approval of a majority of the Fund's outstanding voting securities. As provided in the Investment Company Act, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of:
(i) more than 50% of the outstanding shares; or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. As a matter of fundamental policy, each Fund may not:

         1. As to 75% of its total assets, invest more than 5% of the total assets of such Fund in the securities of any one issuer, other than cash or cash items, or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or other investment companies.

         2. As to 75% of its total assets, purchase more than 10% of the voting securities, or any class of securities, of any single issuer. For purposes of this restriction, all outstanding fixed income securities of an issuer are considered as one class.

         3. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry, except for temporary defensive purposes. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; investments in certificates of deposit and bankers' acceptances will not be considered investments in the banking industry; utility companies will be divided according to their services; financial service companies will be classified according to the end users of their services; and asset-backed securities will be classified according to the underlying assets securing such securities.

         4. Invest in real estate or interests in real estate, however, this will not prevent a Fund from investing in securities secured by real estate or interests therein, or in publicly-held real estate investment trusts or marketable securities of companies which may represent indirect interests in real estate.

         5. Purchase or sell commodities or commodity contracts, except that the Funds may purchase or sell stock index options, stock index futures, financial futures and related options on such futures.

         6. Issue senior securities, except that a Fund may borrow money in accordance with investment limitation 9, purchase securities on a when-issued, delayed settlement or forward delivery basis, sell securities short and enter into reverse repurchase agreements.

         7. Purchase any securities on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Fund of initial or variation margin in connection with options transactions, if applicable, shall not be considered the purchase of a security on margin.

         8. Make loans of money or property, except through: (i) the purchase of debt instruments consistent with its investment objective and policies; (ii) investment in repurchase agreements; or (iii) loans of portfolio securities in a manner consistent with a Fund's investment objective and policies and the provisions of the Investment Company Act and regulations and SEC positions thereunder.

         9. Borrow amounts in excess of 33 1/3% of its total assets, taken at market value, and then only from banks (i) as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares or (ii) in connection with reverse repurchase agreements. Utilization of borrowings may exaggerate increases or decreases in an investment company's net asset value. However, the Fund will not purchase securities while borrowings exceed 5% of its total assets, except to honor prior commitments and to exercise subscription rights when outstanding borrowings have been obtained exclusively for settlements of other securities transactions.

         10. Mortgage, pledge, hypothecate or otherwise encumber its assets, except in amounts up to 33 1/3% of its total assets, but only to secure borrowings authorized in the preceding restriction or to collateralize securities trading practices described in the prospectuses and Statement of Additional Information for the Funds.

         11. Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

The policies set forth below are non-fundamental policies of each Fund and may be amended without the approval of the shareholders of the respective Funds. Each Fund will not:

         1. Purchase securities of other investment companies, except to the extent permitted under the Investment Company Act or in connection with a merger, consolidation, acquisition or reorganization, or in accordance with any exemptive order granted by the SEC.

         2. Make investments in securities for the purpose of exercising control over or management of the issuer.

         3. Invest more than 5% of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation, except for certain real estate investment trusts.

         4. Purchase or sell interests in oil, gas or other mineral exploration or development programs or leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in securities of companies which invest in or sponsor such programs.

         5.     Invest  in  warrants  if,  at  the  time  of  acquisition,   its
                investment in warrants, valued at the lower of cost or market value, would exceed 5% of the Fund's net assets; included within such limitation, but not to exceed 2% of the Fund's net assets, are warrants which are not listed on the New York or American Stock Exchanges. For purposes of this policy, warrants acquired by the Fund in units or attached to securities may be deemed to be without value.

                        PORTFOLIO BROKERAGE AND TURNOVER

The Adviser, when effecting the purchases and sales of portfolio securities for the account of a Fund, will seek execution of trades either: (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange; or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Funds or the Adviser by such member, broker, or dealer when viewed in terms of either a particular transaction or the Adviser's overall responsibilities to the Trust. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Adviser may use research and services provided to it by brokers and dealers in servicing all its clients, and not all such services will be used by the Adviser in connection with the Funds. For the period from April 11, 1997 (commencement of operations) through December 31, 1997, the Small Cap Fund paid $98,814 in brokerage commissions. For the fiscal year ended December 31, 1998, the Small Cap Fund paid the following brokerage fees:

         Total $ brokerage commissions:                              $   205,186
         Total $ amount of transactions executed by brokers
            providing research services.                             $21,731,807
         Total $ amount of commissions paid to brokers
            providing research services                              $   108,526

PORTFOLIO TURNOVER

Because of its longer-term investment philosophy, the Fund does not intend to engage in frequent trading tactics which could result in high turnover, less favorable tax consequences (i.e., a high proportion of short-term capital gains relative to long term capital gains) or increased trading and brokerage expenses paid by the Fund. The Fund anticipates that its annual portfolio turnover rate should not exceed 50% under normal conditions, although it is impossible to predict portfolio turnover rates.

                                   MANAGEMENT

INVESTMENT ADVISORY AGREEMENT

The Trust has entered into separate investment advisory agreements on behalf of each Fund with the Adviser (the "Advisory Agreements"), for the provision of investment advisory services to the Funds. The Advisor selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the officers and Board of Trustees of the Trust. Pursuant to the Advisory Agreements, each Fund is obligated to pay the Adviser a monthly fee equal to an annual rate of 1.00% of the respective Fund's average daily net assets. For the period from April 11, 1997 (commencement of operations) through December 31, 1997, the Small Cap Fund paid Advisory fees of $1,175,911. For the fiscal year ended December 31, 1998, the Small Cap Fund paid Advisory fees of $2,394,274.

General expenses of the Trust (such as costs of maintaining corporate existence, legal fees, insurances, etc.) will be allocated between the Funds in proportion to their relative net assets. Expenses which relate exclusively to a particular Fund, such as certain registration or notice filing fees, brokerage commissions and other portfolio expenses, will be borne directly by that Fund.

TRUSTEES AND OFFICERS

Under Delaware law, the Trust's Board of Trustees is responsible for establishing each Fund's policies and for overseeing the management of the Funds. The Board also elects the Trust's officers who conduct the daily business of the Funds. The Trustees and officers of the Trust, their ages and principal occupations for the past five years are listed below. Trustees deemed to be "interested persons" of the Trust for purposes of the Investment Company Act are indicated by an asterisk.

                         POSITION AND OFFICE  PRINCIPAL OCCUPATION
NAME AND ADDRESS     AGE WITH THE TRUST       DURING THE PAST FIVE YEARS
----------------     --- -------------------- --------------------------
Ford B. Draper, Jr.* 55  Trustee, Chairman,   Founder, President, Director, and
Barley Mill House        President, Chief     Chief Investment Officer of Kalmar
3701 Kennett Pike        Financial Officer,   Investments since 1982; President,
Greenville, DE 19807     and Principal        Kalmar Investment Advisers since
                         Accounting Officer   inception.

Wendell Fenton*      58  Trustee              President of the law firm of
One Rodney Square                             Richards,Layton & Finger (joined
Wilmington, DE 19801                          1971).

John J. Quindlen     65  Trustee              Trustee of each investment company
1250 W. Southwinds                            of the Rodney Square Funds; Senior
Boulevard (# 313)                             Vice President and Chief Financial
Vero Beach, FL 32963                          Officer of E.I. Dupont de Nemours
                                              & Co. from 1954 through 1993
                                              (retired).

David D. Wakefield   67  Trustee              Retired Private Investor,Executive
P.O. Box 601                                  Secretary, Longwood Foundation and
Mendenhall, PA 19357                          Welfare Foundation, from 1992 to
                                              1997; Chairman and President,
                                              J.P. Morgan Delaware from 1989 to
                                              1992.

David M. Reese, Jr.* 62  Trustee              Semi-retired; previously,portfolio
Barley Mill House                             manager, research analyst for
3701 Kennett Pike                             Kalmar Investments from 1982
Greenville, DE 19807                          through March, 1996.


Linn M. Morrow           Vice President       Director of Client Services,
Barley Mill House                             Kalmar Investments since 1996;
3701 Kennett Pike                             Vice President of Client Services,
Greenville, DE 19807                          Delaware investments, 1985-1996

Verna Knowles            Treasurer
Barley Mill House
3701 Kennett Pike
Greenville, DE 19807

Marjorie L. McMenamin 49 Secretary;           Administration Director, Kalmar
Barley Mill House        Compliance           Investments since 1992 and Kalmar
3701 Kennett Pike        Officer              Investment Advisers since
Greenville, DE  19807                         inception.

Compensation to officers and Trustees of the Trust who are affiliated with the Adviser is paid by the Adviser, and not by the Trust.

Information relating to the compensation to be paid to the Trustees of the Trust is set forth below:

                                   ESTIMATED            PENSION OR                                      TOTAL
                                   AGGREGATE            RETIREMENT                                  COMPENSATION
                                 COMPENSATION            BENEFITS               ESTIMATED          FROM TRUST AND
                                  FROM TRUST          ACCRUED AS PART        ANNUAL BENEFITS            FUND
    NAME AND                    (CURRENT FISCAL          OF TRUST                 UPON              COMPLEX PAID
    POSITION                        YEAR)1               EXPENSES              RETIREMENT            TO TRUSTEES

Ford B. Draper, Jr.                 $    0                  N/A                    N/A                 $    0
Wendell Fenton                      $5,000                  N/A                    N/A                 $5,000
John J. Quindlen                    $5,250                  N/A                    N/A                 $5,250
David M. Reese, Jr.                 $    0                  N/A                    N/A                 $    0
David D. Wakefield                  $5,250                  N/A                    N/A                 $5,250

1 THE TRUSTEES WHO ARE BOTH "INTERESTED PERSONS" OF THE TRUST AS DEFINED IN THE INVESTMENT COMPANY ACT AND AFFILIATES OF THE ADVISER RECEIVE NO COMPENSATION FROM THE TRUST. FOR THEIR SERVICE AS TRUSTEES, THE OTHER TRUSTEES RECEIVE $3,000 IN ANNUAL FEES PLUS $500 PER TRUST MEETING ATTENDED, IN ADDITION TO REIMBURSEMENT FOR OUT-OF-POCKET EXPENSES IN CONNECTION WITH TRAVEL AND ATTENDANCE AT BOARD MEETINGS. MEMBERS OF THE AUDIT COMMITTEE ARE PAID $250 PER AUDIT COMMITTEE MEETING ATTENDED. IT IS EXPECTED THAT THE TRUST WILL HOLD FOUR TRUSTEE MEETINGS PER YEAR. THE TRUST HAS NOT ADOPTED A PENSION PLAN OR ANY OTHER PLAN THAT WOULD AFFORD BENEFITS TO ITS TRUSTEES.

On February 10, 1999, the Trustees and officers of the Trust, as a group, owned beneficially, or may be deemed to have owned beneficially, less than 1% of the outstanding shares of the Small Cap Fund.

The Trust has an Audit Committee which has the responsibility, among other things, to (1) recommend the selection of the Trust's independent auditors; (2) review and approve the scope of the independent auditors' audit activity; (3) review the financial statements which are the subject of the independent public auditors' certifications; and (4) review with such independent public auditors the adequacy of the Funds' basic accounting system and the effectiveness of the Funds' internal accounting controls.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTING AGENT.

PFPC Inc. ("PFPC"), located at 400 Bellevue Avenue, Wilmington, DE 19809, provides certain administrative services to the Trust pursuant to an Administration Agreement. Under the Administration Agreement, the Administrator:
(1) coordinates with the Custodian and Transfer Agent and monitors the services they provide to the Funds; (2) coordinates and monitors any other third parties furnishing services to the Funds; (3) provides the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law; (5) prepares and, after approval by the Funds, arranges for the filing of such registration statements and other documents with the Securities and Exchange Commission and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Trust, for their approval, invoices or other requests for payment of the Funds' expenses and instructs the Custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Trust or the Funds as may be necessary in the opinion of PFPC to perform its duties under the Agreement.

PFPC is the Funds' transfer agent and dividend-paying agent..

The Administration Agreement became effective as of January 31, 1997 between the Trust and Rodney Square Management Corporation ("Rodney Square"). The Administration Agreement was assigned, with the approval of the Trust, from Rodney Square to PFPC effective January 19, 1998. The Administration Agreement is also terminable without payment of any penalty with respect to either Fund:
(i) by the Trust on sixty (60) days' written notice to PFPC; or (ii) by PFPC on six (6) months' written notice to the Trust. The Administration Agreement may also be terminable by the Trust or PFPC for cause.

As compensation for services performed under the Administration Agreement, PFPC receives a fee payable monthly at an annual rate (as described in each Fund's Prospectus) multiplied by the average daily net assets of the Trust. The administration fee earned by Rodney Square for the period ended December 31, 1997 amounted to $135,814, of which $54,651 was waived. The administration fee earned by Rodney Square for the period January 1, 1998 through January 4, 1998, amounted to $2,677 and the administration fee earned by PFPC for the period January 5, 1998, through December 31, 1998 amounted to $261,751.

CUSTODIAN

The Trust employs PFPC Trust Company, 200 Stevens Drive, Lester, PA 19113 as custodian of its assets. The custodian: (i) maintains a separate account or accounts in the name of the respective Funds; (ii) holds and disburses portfolio securities; (iii) makes receipts and disbursements of money; (iv) collects and receives income and other payments and distributions on account of portfolio securities; (v) responds to correspondence from security brokers and others relating to their respective duties; and (vi) makes periodic reports concerning their duties.

INDEPENDENT PUBLIC ACCOUNTANT

PricewaterhouseCoopers LLP has been selected as independent accountants to each Fund for the fiscal year ending December 31, 1999.

DISTRIBUTOR

Provident Distributors, Inc. ("PDI") serves as the principal underwriter and distributor of each Fund's shares pursuant to a Distribution Agreement with the Trust. Under the terms of the Distribution Agreement, PDI agrees to use all reasonable efforts as agent to secure purchasers for the various series of the Trust. PDI also assists the Trust in the production and distribution of advertising, marketing and sales literature materials, and review such materials for compliance with applicable regulations.

The Distribution Agreement provides that PDI, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement, will not be liable to the Trust or its shareholders for losses arising in connection with the sale of Fund shares.

Each Fund shall continue to bear the expense of all notice filing fees incurred in connection with the qualification of its shares under state securities laws.

                                    PURCHASES

Under normal circumstances, you may purchase your shares at any time without a fee. A description of the manner in which the Funds' shares are offered to investors is set forth in each Fund's prospectus.

                                RETIREMENT PLANS

The following is a description of the types of retirement plans for which the Funds' shares may be used for investment:

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAs").

Individual taxpayers and married couples with adjusted gross incomes not in excess of certain specified limits, who are not active participants (and, when a joint return is filed, who do not have a spouse who is an active participant) in an employer maintained retirement plan are eligible to make deductible contributions to an IRA account (subject to certain dollar limitations). All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will not be currently taxed, but will be taxed upon distribution. A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. Known as SEP-IRA's (Simplified Employee Pension-IRA), they free the employer of many of the recordkeeping requirements of establishing and maintaining a tax qualified retirement plan trust. (Note, however that no new SEP-IRAs may be established after December 31, 1996.)

If you are entitled to receive a distribution from a qualified retirement plan, you may rollover all or part of that distribution into your Fund IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer Federal income taxes on your rollover contribution and on any income that is earned on that contribution.

Another option available to investors is a Roth IRA, which is available to individuals within specified income limits. A Roth IRA is treated as a traditional IRA with a few exceptions. The total yearly contributions to a Roth IRA and a traditional IRA cannot exceed $2,000 per individual . Unlike a traditional IRA, the contributions to a Roth IRA are nondeductible. Instead, the advantages of a Roth IRA are backloaded. The buildup within the account (e.g. interest and dividends), and the distribution of such buildup, is tax-free subject to certain limitations. Amounts in a traditional IRA may be rolled over into a Roth IRA subject to income and holding period limitations.

PFPC Trust Company makes available its services as an IRA Custodian for each shareholder account that is established as an IRA. For these services, PFPC Trust Company receives an annual fee of $10.00 per account, which fee is paid directly to it by the IRA shareholder. If the fee is not paid by the date due, shares of the Fund owned in the IRA account will be redeemed automatically for purposes of making the payment.

401(K) PLANS AND OTHER DEFINED CONTRIBUTION PLANS

Profit sharing plans and money purchase plans (the "Defined Contribution Plans") are for use by both self-employed individuals (sole proprietorships and partnerships) and corporations who wish to use shares of the Funds as a funding medium for a retirement plan qualified under the Internal Revenue Code.

Annual deductible contributions to the Defined Contribution Plans generally may be made on behalf of each participant in a total amount of up to the lesser of 20% of a self-employed participant's pre-contribution earned income (after reducing the earned income by the self-employed's deduction for 1/2 of his or her self-employment tax) (25% of a non-self-employed participant's wages) or $30,000. Unless the employer chooses to take Social Security contributions into account, the same percentage of earned income (or wages) must be contributed on behalf of each participant in the Defined Contribution Plans.

403(B)(7) RETIREMENT PLANS

The Fund's shares may be used by schools, hospitals, and certain other tax-exempt organizations or associations who wish to use shares of the Funds as a funding medium for a retirement plan for their employees. Contributions are made to the 403(b)(7) Plan as a reduction to the employee's regular compensation. Such contributions, to the extent they do not exceed applicable limitations (including a generally applicable limitation of $9,500 per year), are excludable from the gross income of the employee for Federal Income tax purposes. Assets withdrawn from the 403(b)(7) Plan are subject to Federal Income tax.

In all these Plans, distributions of net investment income and capital gains will be automatically reinvested.

                                   REDEMPTIONS

Under normal circumstances, you may redeem your shares at any time without a fee. The redemption price will be based upon the net asset value per share next determined after receipt of the redemption request, provided it has been submitted in the manner described in the Prospectus of each Fund. See "How to Redeem Shares" in the Prospectus. The redemption price may be more or less than your cost, depending upon the net asset value per share at the time of redemption.

                                    TAXATION

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

In order to so qualify, each Fund must, among other things (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividends, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

To the extent either or both of the Funds qualify for treatment as a regulated investment company, such Fund will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions. The Funds have elected to be treated as regulated investment companies under Subchapter M of the Code and each intends to qualify as such for each future fiscal year. The Trustees reserve the right not to maintain the qualification of the Funds as a regulated investment company if they determine such course of action to be beneficial to you. In such case, the Funds will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxable as ordinary dividend income to the extent of a Fund's available earnings and profits. Shareholders will be advised annually as to the Federal income tax consequences of distributions made during the year.

Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, each Fund must distribute during each calendar year, at least the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses for the twelve-month period ending on October 31 of the calendar year or, upon election, during the calendar year and (3) all ordinary income and net capital gains for previous years that were not previously distributed. A distribution will be treated as paid during the calendar year if it is paid during the calendar year or declared by the Fund in October, November or December of the year, payable to shareholders of record as of a specified date in such a month and actually paid by the Fund during January of the following year. Any such distributions paid during January of the following year will be deemed to be paid and received on December 31 of the year the distributions are declared.

If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends shall be included in the Fund's gross income as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy the income distribution requirements, the Funds may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

The Funds' short sales against the box and transactions in futures contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital), may accelerate recognition of income to the Funds and may defer the Funds' losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Funds to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes described above. Each Fund will monitor transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when engaged in short sales against the box or acquiring any futures contracts, options or hedged investments in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

FOREIGN WITHHOLDING TAXES

Income received by the Funds from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of the Funds' assets to be invested in various countries is not known.

PASSIVE FOREIGN INVESTMENT COMPANIES

If a Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If a Fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the passive foreign investment companies in which it invests, which may be difficult or not possible to obtain.

Alternatively, a Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In this case, the Fund would report gains as ordinary income and would deduct losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the Fund, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions received from the PFICs owned and the proceeds from dispositions of PFIC company stock. The Fund may have to distribute this "phantom" income and gain to satisfy its distribution requirement and to avoid imposition of the 4% excise tax. The Funds will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

DISTRIBUTIONS

Distributions of investment company taxable income (which includes interest and the excess of net short-term capital gains over long-term capital losses, but not the excess of net long-term capital gains over net short-term capital losses) are taxable to a shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Funds to corporate shareholders will generally qualify for the 70% deduction available for dividends received by corporations to the extent (1) the Fund's income consists of qualified dividends received from U.S. corporations, and (2) certain income and other deductible limitations imposed on the corporation. Distributions of net capital gains (which consists of the excess of net long-term capital gains over net short-term capital losses), if any, are taxable as long-term capital gains, whether paid in cash or in shares, regardless of how long the shareholder has held each Fund's shares, and are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a basis in such shares of each Fund equal to the fair market value of such shares on the distribution date.

Gains or losses on the sales of securities by each Fund will be long-term capital gains or losses if the securities have been held by the Fund for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be short-term capital gains or losses.

The price of shares purchased just prior to a distribution by the Funds may reflect the amount of the forthcoming distribution. Those purchasing at that time will receive a distribution that represents a return of investment, but that will nevertheless be taxable to them.

SALES OF SHARES

Upon a sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. The gain or loss will be treated as a long-term capital gain or loss if the shares have been held for more than one year. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are bought or sold. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of each Fund's shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of long-term capital gains received by the shareholder with respect to such shares. However, capital losses are deductible only against capital gains except for individuals, who may deduct up to $3,000 of ordinary income.

BACKUP WITHHOLDING

The Funds may be required to withhold federal income tax at the rate of 31% with respect to (1) taxable dividends and distributions and (2) proceeds of any redemptions of each Fund's shares if a shareholder fails to provide the Funds with his or her correct taxpayer identification number or to make required certifications, or who has been notified by the Internal Revenue Service that he or she is subject to backup withholding. Backup withholding is not an additional tax. Consequently, any amounts withheld may be credited against a shareholder's federal income tax liability.

Each Fund will provide an information return to shareholders describing the federal tax status of the dividends paid by each Fund during the preceding year within 60 days after the end of each year as required by present tax law. Individual shareholders will receive Form 1099-DIV and Form 1099-B as required by present tax law during January of each year. If either Fund makes a distribution after the close of its fiscal year which is attributable to income or gains earned in such earlier fiscal year, then such Fund shall send a notice to its shareholders describing the amount and character of such distribution within 60 days after the close of the year in which the distribution is made. Shareholders should consult their tax advisers concerning the state or local taxation of such dividends, and the federal, state and local taxation of capital gains distributions.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect and is not to be relied upon as tax advice. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively. Shareholders are urged to consult their tax advisers regarding specific questions about federal, state, local or foreign taxes.

Dividends and distributions also may be subject to state and local taxes which are not discussed herein.

                               GENERAL INFORMATION

SHARES OF BENEFICIAL INTEREST AND VOTING RIGHTS

The Trust's Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in various series or classes (subseries) with a par value of $0.01 per share. Each series, in effect, represents a separate mutual fund with its own investment objective and policies. The Board of Trustees has the power to designate additional series or classes of shares of beneficial interest and to classify or reclassify any unissued shares with respect to such series or classes.

The Trust's Agreement and Declaration of Trust gives shareholders the right to vote: (i) for the election or removal of Trustees; (ii) with respect to additional matters relating to the Trust as required by the Investment Company Act; and (iii) on such other matters as the trustees consider necessary or desirable. The shares of the Funds each have one vote and, when issued, will be fully paid and non-assessable and within each series or class, have no preference as to conversion, exchange, dividends, retirement or other features. The shares of the Trust which the trustees may, from time to time, establish, shall have no preemptive rights. The shares of the Trust have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in their name on the books of the Trust. On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote on a matter shall vote without differentiation between separate series on a one-vote-per share basis. If a matter to be voted on does not affect the interests of all series of the Trust, then only the shareholders of the affected series shall be entitled to vote on the matter.

SHAREHOLDER MEETINGS

Pursuant to the Trust's Agreement and Declaration of Trust, the Trust does not intend to hold shareholder meetings except when required to elect Trustees, or with respect to additional matters relating to the Trust as required under the Investment Company Act.

AUDITS AND REPORTS

The accounts of the Trust are audited each year by PricewaterhouseCoopers LLP, independent certified public accountants. Shareholders receive semi-annual and annual reports of the Trust including the annual audited financial statements and a list of securities owned.

PRINCIPAL HOLDERS OF SECURITIES

As of February 9, 1999, the following persons or organizations held of record 5% or more of the shares of the Fund:

          The Trustees of Boston College                              12.742%
          Attn:  Paul Haran
          140 Commonwealth Avenue, More 310
          Chestnut Hill, MA  02167

          SK LLC                                                       5.055%
          380 E. Park Center Blvd.
          Suite 100
          Boise, ID  83707-0101

          Wesleyan University                                          7.188%
          c/o Robert Taylor
          237 High Street
          Middletown, CT 06459

                                   PERFORMANCE

Current yield and total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Yield is the ratio of income per share derived from a Fund's investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. Occasionally, a Fund may include its distribution rate in advertisements. The distribution rate is the amount of distributions per share made by a Fund over a 12-month period divided by the current maximum offering price.

The SEC rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and total return quotations used by a Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by a Fund to compute or express performance follows.

CURRENT YIELD

As indicated below, current yield is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and analyzing the result. Expenses accrued for the period include any fees charged to all shareholders during the 30-day base period. According to the SEC formula:

                           Yield = 2 [(a-b +1)6 - 1]
                                       ---
                                       cd

where

    a = dividends and interest earned during the period.

    b = expenses accrued for the period (net of reimbursements).

    c = the average  daily number of shares  outstanding  during the period that were entitled to receive dividends.
    d = the maximum offering price per share on the last day of the period.

TOTAL RETURN

As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and analyzing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five and ten-year period and assumes the deduction of all applicable charges and fees. According to the SEC formula:

                                  P(1+T)n = ERV

where:

                P   =  a hypothetical initial payment of $1,000.

                T   =  average annual total return.

                n   =  number of years.

                ERV = ending  redeemable  value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10-year periods, determined at the end of the 1, 5 or 10-year periods (or fractional portion thereof).

The average annual total return of the Small Cap Fund for the fiscal year ended December 31, 1998 was (7.66)% and for the period from the Fund's inception on April 11, 1987 through December 31, 1998 was 19.06%.

Regardless of the method used, past performance is not necessarily indicative of future results, but is an indication of the return to shareholders only for the limited historical period used.

COMPARISONS AND ADVERTISEMENTS

To help investors better evaluate how an investment in a Fund might satisfy their investment objective; advertisements, sales literature and other shareholder communications regarding a Fund may discuss yield or total return for such Fund as reported by various financial publications or information services. Advertisements, sales literature and shareholder communications may also compare yield or total return to yield or total return of other investments, indices, and averages. The following publications, indices, and averages may be used:

Barron's                                     Personal Investor
Business Week                                Personal Investing News
CDA Investment Technologies, Inc.            Russell Indices
Changing Times, The Kiplinger Magazine       S&P 500 Composite
Consumer Digest                                Stock Price Index
Consumer Price Index                         S&P SmallCap 600 Index
Dow Jones Composite Average                  S&P MidCap 400 Index
Financial World                              S&P/Barra  Growth & Value Indexes
Forbes                                       Success
Fortune                                      The New York Times
Investment Company Data, Inc.                U.S. News and World Report
Investor's Daily                             USA Today
Lipper Mutual Fund Performance Analysis      ValueLine Index
Lipper Mutual Fund Indices                   Wall Street Journal
Money                                        Wiesenberger  Investment Companies
Morningstar, Inc.                              Services
Mutual Fund Values                           Wilshire Indices
Nasdaq Indexes
No Load Fund Investor
New York Stock Exchange Composite

A Fund may also, from time to time, along with performance advertisements, present its investments, as of a current date, in the form of the "Schedule of Investments" included in the Semi-Annual and Annual Reports to the shareholders of the Trust.

In its reports, investor communications or advertisements, each Fund may also include (1) descriptions and updates concerning its strategies and portfolio investments; (2) its goals, risk factors and expenses compared with other mutual funds; (3) the general biography or work experience of the portfolio managers of the Fund; (4) portfolio manager commentary or market updates; (5) discussion of macroeconomic factors affecting the Fund and its investments; and (6) other information of interest to investors.

                              FINANCIAL STATEMENTS

The audited financial statements and the financial highlights for the Small Cap Fund for the fiscal year ended December 31, 1998, as set forth in the Fund's annual report to shareholders, and the report thereon of PricewaterhouseCoopers LLP, the Fund's independent auditors, also appearing in the Fund's annual report, are incorporated herein by reference.

                                    APPENDIX

Description of Corporate Bond Ratings

Moody's

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

INVESTMENT ADVISER
Kalmar Investment Advisers
Barley Mill House
3701 Kennett Pike
Greenville, DE 19807

DISTRIBUTOR
Provident Distributors, Inc.
Four Falls Corporate Center, 6th Floor
West Conshohocken, PA 19428-2961

SHAREHOLDER SERVICES
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE  19809

CUSTODIAN
PFPC Trust Company
200 Stevens Drive
Lester, PA 19113

LEGAL COUNSEL
Pepper Hamilton LLP
3000 Two Logan Square
18th & Arch Streets
Philadelphia, PA  19103-2799

AUDITORS
PricewaterhouseCoopers LLP
2400 Eleven Penn Center
Philadelphia, PA  19103

                                                                            KL05

                         KALMAR POOLED INVESTMENT TRUST

                                    FORM N-1A

                           PART C - OTHER INFORMATION

ITEM 23.

              (a) Agreement and Declaration of Trust(1)
              (b) Bylaws of the Registrant(1)
              (c) Not Applicable
              (d) Investment Advisory Agreement(1)
              (e) Distribution Agreements:
                      (1) Distribution Agreement between the Registrant and Provident Distributors, Inc. on behalf of the Small Cap and Micro Cap Funds.(4)
              (f)   Not Applicable
              (g)   Custodian Agreement(1)
                      (1) Assignment of Custodian Agreement(4)
              (h)   Other Material Contracts
                      (1) Accounting Services Agreement between the Registrant and Rodney Square Management Corporation.(2)
                           (1)(i) Assignment of Accounting Services Agreement(4)
                      (2) Administration Agreement between the Registrant and Rodney Square Management Corporation.(2)
                           (2)(i) Assignment of Administration Agreement(4)
                      (3) Transfer Agency Agreement between the Registrant and Rodney Square Management Corporation.(2)
                           (3)(i) Assignment of Transfer Agency Agreement(4)
              (i)   Not Applicable
              (j)   Consent of Independent Auditors(5)
              (k)   Not Applicable
              (l)   Investment Letter(2)
              (m)   Not Applicable
              (n)   Financial Data Schedule(5)
              (o)   Not Applicable

         (1)PREVIOUSLY FILED WITH THE SEC ON FORM N-1A ON OCTOBER 7, 1996 AND INCORPORATED HEREIN BY REFERENCE.
         (2)PREVIOUSLY FILED WITH THE SEC ON FORM N-1A ON OCTOBER 20, 1997 AND INCORPORATED HEREIN BY REFERENCE.
         (4)PREVIOUSLY FILED WITH THE SEC ON FORM N-1A ON APRIL 2, 1998 AND INCORPORATED HEREIN BY REFERENCE.
         (5) FILED HEREWITH.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Registrant is not controlled by or under common control with any person.


ITEM 25. INDEMNIFICATION

                  Under the terms of the Delaware Business Trust Act and the Registrant's Agreement and Declaration of Trust and By-Laws, no officer or trustee of the Fund shall have any liability to the Trust or its shareholders, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust, or the By-Laws.

                  Subject to the standards and restrictions set forth in the Trust's Agreement and Declaration of Trust, the Delaware Business Trust Act, section 3817, permits a business trust to indemnify and hold harmless any trustee, beneficial owner, or other person from and against any and all claims and demands whatsoever. Section 3803 protects a trustee, when acting in such capacity, from personal liability to any person other than the business trust or a beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

                  The Agreement and Declaration of Trust provides that the Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Fund, nor shall any Trustee be responsible for the act or omission of any other Trustee. Subject to the provisions of the By-Laws, the Trust, out of its assets, may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustees' performance of his or her duties as a Trustee or officer of the Trust; provided that nothing in the Declaration of Trust shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                  The By-Laws provide indemnification for each Trustee and officer who was or is a party or is threatened to be made a party to any proceeding, by reason of service in such capacity, to the fullest extent, if it is determined that Trustee or officer acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Trust, that his conduct was in the Trust's best interests; (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests; and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful. However, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Trust. Further, no indemnification shall be made:

                  (a) In respect of any proceeding as to which any Trustee or officer shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

                  (b) In respect of any proceeding as to which any Trustee or officer shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Trust or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

                  (c) Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required court approval set forth in the By-Laws is obtained.

                  In any event, the Trust shall indemnify each officer and Trustee against expenses actually and reasonably incurred in connection with the successful defense of any proceeding to which each such officer or Trustee is a party by reason of service in such capacity, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that such officer or Trustee was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties of office. The Trust shall advance to each officer and Trustee who is made a party to a proceeding by reason of service in such capacity the expenses incurred by such person in connection therewith, if: (a) the officer or Trustee affirms in writing that his good faith belief that he has met the standard of conduct necessary for indemnification, and gives a written undertaking to repay the amount of advance if it is ultimately determined that he has not met those requirements; and (b) a determination that the facts then known to those making the determination would not preclude indemnification.

                  The Trustees and officers of the Trust are entitled and empowered under the Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Trust, whether or not the Trust would have the power to indemnify him against such liability under the Declaration of Trust or By-Laws.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

                  KALMAR INVESTMENT ADVISERS:
                  The sole business activity of Kalmar Investment Advisers, Barley Mill House, 3701 Kennett Pike, Wilmington, Delaware 19807 (the "Adviser") is to serve as investment adviser to each series of the Registrant. Information as to the ownership and officers of the Adviser is included in its Form ADV, File No. 801-16947, which is on file with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940. Such Form ADV is incorporated by reference herein.

ITEM 27. PRINCIPAL UNDERWRITER.

         (a) Investment Companies for which Provident Distributors, Inc. also acts as principal underwriter:

                  Pacific Horizon Funds, Inc.
                  Time Horizon Funds
                  World Horizon Funds, Inc.
                  Pacific Innovations Trust

                  International Dollar Reserve Fund I, Ltd.
                  Municipal Fund for Temporary Investment
                  Municipal Fund for New York Investors, Inc.
                  Municipal Fund for California Investors, Inc. Temporary Investment Fund, Inc.
                  Trust for Federal Securities

                  Columbia Common Stock Fund, Inc.
                  Columbia Growth Fund, Inc.
                  Columbia International Stock Fund, Inc.
                  Columbia Special Fund, Inc.
                  Columbia Small Cap Fund, Inc.
                  Columbia Real Estate Equity Fund, Inc.
                  Columbia Balanced Fund, Inc.
                  Columbia Daily Income Company
                  Columbia U.S. Government Securities Fund, Inc.
                  Columbia Fixed Income Securities Fund, Inc.
                  Columbia Municipal Bond Fund, Inc.
                  Columbia High Yield Fund, Inc.

                  The RBB Fund, Inc.

                  Robertson Stephens Investment Trust

                  Hilliard-Lyons Government Fund, Inc
                  Hilliard-Lyons Growth Fund, Inc.

                  The Rodney Square Fund, Inc.
                  The Rodney Square Tax-Exempt Fund, Inc.
                  The Rodney Square Strategic Equity Fund, Inc.
                  The Rodney Square Strategic Fixed-Income Fund, Inc.

                  WT Mutual Fund

                  The BlackRock Funds, Inc. (Distributed by BlackRock Distributors, Inc. a wholly owned subsidiary of Provident Distributors, Inc.)

                  The OffitBank Investment Fund, Inc. (Distributed by Offit Funds Distributor, Inc. a wholly owned subsidiary of Provident Distributors, Inc.)

                  The OffitBank Variable Insurance Fund, Inc. (Distributed by Offit Funds Distributor, Inc. a wholly owned subsidiary of Provident Distributors, Inc.)

                  CVO Greater China Fund, Inc. (Distributed by Offit Funds Distributor, Inc. a wholly owned subsidiary of Provident Distributors, Inc.)

                  (b) Reference is made to the Caption "Distributor" in the Statement of Additional Information constituting Part B of this Registration Statement. The information required by this
                  Item 27 with respect to each director of the underwriter is incorporated by reference to the Form BD filed by the Underwriter with the Commission pursuant to the Securities Exchange Act of 1934, as amended under the File Number indicated:

                  Provident Distributors, Inc.      SEC File No.  8-46564

                  (c)      Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

                  Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is maintained by the Registrant at Barley Mill House, 3701 Kennett Pike, Greenville, DE 19807, except for those maintained by the Registrant's administrator, transfer agent, dividend paying agent and accounting services agent, PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809 and the Registrant's Custodian Bank, PFPC Trust Co.

ITEM 29. MANAGEMENT SERVICES.

                  There are no management related service contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS.

         The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

         The Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communication with other shareholders, as directed by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Kalmar Pooled Investment Trust, certifies that it has duly caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Wilmington, and State of Delaware on the 22nd day of February 1999.


                                               KALMAR POOLED INVESTMENT TRUST
                                               Registrant

                                               By: /S/ FORD B. DRAPER, JR.
                                               Ford B. Draper, Jr.
                                               President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/S/ FORD B. DRAPER, JR.               Trustee, Chairman,       February 22, 1999
-----------------------
Ford B. Draper, Jr.                        President,
                                    Chief Financial Officer

/S/ WENDELL FENTON*                         Trustee            February 22, 1999
Wendell Fenton

/S/ JOHN J. QUINDLEN*                       Trustee            February 22, 1999
--------------------
John J. Quindlen

/S/ DAVID M. REESE, JR.*                    Trustee            February 22, 1999
-----------------------
David M. Reese, Jr.

/S/ DAVID D. WAKEFIELD*                     Trustee            February 22, 1999
----------------------
David D. Wakefield

*By:   /S/ FORD B. DRAPER, JR.
       Ford B. Draper, Jr., Attorney-in-Fact
       (Pursuant to Power of Attorney
       previously filed)

                                  EXHIBIT INDEX


Item 23         Exhibits

                j.     Consent of Independent Auditors                Ex-99.B11

                n.     Financial Data Schedule for                        Ex-27
                       Kalmar "Growth-with-Value" Small Cap Fund